Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.8%)
California (100.1%)
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,122
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/27	2,565	2,791
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/28	2,545	2,761
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	108
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,000	1,020
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,020	1,074
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,195	1,255
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.375%	7/1/24	200	203
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	6.000%	7/1/31	2,750	2,785
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,099
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	7,250	7,792
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,120	3,236
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,099
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,790	1,963
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/21	1,000	1,021
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	8/1/21	19,165	19,626
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	960	1,003
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	950	992
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	2,490	2,600
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	100	104
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	900	940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/22	555	586
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/23	1,000	1,059
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/24	1,265	1,338
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	275	282
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	375
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	414
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	459
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	584
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	779
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,321
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,132
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,615
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	569
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	597
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	859
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,143
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,911
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,864
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,405
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,692
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/21	1,495	1,525
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,381
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,798
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,554
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,903
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	125	139
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	3,177
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,660	4,049
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,973
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,340	26,152
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	8,583
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	2,370	1,817
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	18,998
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	275	308
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	24,179
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,160	2,569
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	16,021
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,150	1,365
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,100	1,285
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	601
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	418
	Alameda County CA Unified School District GO	4.000%	8/1/30	500	593
	Alameda County CA Unified School District GO	4.000%	8/1/31	415	489
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	832
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	581
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	577
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,417
	Alameda County CA Unified School District GO	3.000%	8/1/35	1,000	1,070
	Alameda County CA Unified School District GO	3.000%	8/1/36	1,065	1,136
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,061
	Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,285
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	18,238
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/32	7,000	7,804
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/33	8,415	9,378
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/34	4,640	5,165
	Alameda County Transportation Commission Sales Tax Revenue	4.000%	3/1/22	5,600	5,816
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	532
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	887
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,145
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,500
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,389
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,745	3,220
[2]	Alvord Unified School District GO	5.000%	8/1/23	530	587
[2,4]	Alvord Unified School District GO	5.900%	2/1/24	3,865	4,265
[2]	Alvord Unified School District GO	5.000%	8/1/24	650	746
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,624
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,754
[2]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,932
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,454
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	2,192
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,753
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,060
[2,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	Anaheim CA Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.090%	3/4/21	3,000	3,000
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,028
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,370	2,548
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	3,250	3,564
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,175	1,361
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	4,100	4,495
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	5,280	5,784
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	3,175	3,908
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,290	5,790
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,035	2,567
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,035	4,409
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	500	591
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	11,000	12,001
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	500	590
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	9,755	10,638
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,485	1,752
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	3,305	3,604
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	815	961
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	7,390	8,053
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	800	942
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	2,500	2,723
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	1,155	1,358
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,830	2,148
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,120	3,662
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,250	1,464
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,000	1,171
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,860	3,342
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,300	1,516
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	645	752
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,385	2,776
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	1,910	2,205
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	4,675	5,396
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/45	175	206
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	309
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	309
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	765	787
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	505	519
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	500	514
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	830	853
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,125	1,156
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	12,000	12,683
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,585	5,608
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/27	1,350	1,505
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	5,113
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/32	1,845	2,037
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/33	2,950	3,254
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	4,870	5,333
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	79
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	718
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	422
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,776
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,837
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,374
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,697
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	18,066
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,300	1,605
	Antelope Valley Community College District GO	4.000%	8/1/35	350	423
	Antelope Valley Community College District GO	4.000%	8/1/37	350	419
	Antelope Valley Community College District GO	4.000%	8/1/38	1,400	1,668
	Antelope Valley Community College District GO	4.000%	8/1/39	1,460	1,735
	Antelope Valley Community College District GO	4.000%	8/1/40	1,020	1,205
[6,7]	Antioch CA Unified School District GO TOB VRDO	0.100%	3/4/21	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,479
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,099
	Arcadia CA Unified School District GO	4.000%	8/1/41	815	910
[2]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,660
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	535
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	535
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	551
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	642
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	1,016
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,128
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,246
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,069
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	695
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	103
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	120
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	119
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	178
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	117
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	116
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	214
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	213
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	338
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	352
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	472
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	469
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	15,793
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,717
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	1,041
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	26,315
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	3,205
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	33,830	38,990
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	12,290	14,134
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	30,755	30,797
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	10,250	10,372
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	34,319
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	52,562
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,350	20,825
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	20,250	21,915
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,325	2,547
[8]	Bay Area Toll Authority Highway Revenue PUT, 70% of 3M USD LIBOR + 0.550%	0.716%	4/1/21	25,000	25,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.730%	4/1/21	20,500	20,507
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.930%	5/1/23	19,000	19,147
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.930%	5/1/23	4,350	4,384
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.130%	4/1/24	6,100	6,195
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	3/4/21	19,025	19,025
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	3/4/21	5,600	5,600
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	3/4/21	10,000	10,000
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	3/4/21	4,700	4,700
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	3/4/21	6,100	6,100
	Bay Area Toll Authority Highway Revenue, Prere.	4.000%	4/1/22	4,000	4,168
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	6,300	6,633
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	5,030	5,296
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	7,100	7,476
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,499
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,634
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	8,408
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/26	685	836
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/28	1,000	1,217
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/29	800	972
[2]	Beaumont Public Improvement Authority Lease Revenue	3.000%	9/1/31	1,100	1,202
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/32	1,460	1,756
[2]	Beaumont Public Improvement Authority Lease Revenue	3.250%	9/1/34	1,000	1,086
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/35	835	997
[2]	Beaumont Public Improvement Authority Lease Revenue	3.375%	9/1/36	1,600	1,732
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/37	1,350	1,607
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/38	1,350	1,604
	Berkeley CA GO	3.000%	9/1/34	415	462
	Berkeley CA GO	3.000%	9/1/36	610	672
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	431
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	4,077
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,662
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,500	2,652
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,641
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/21	5,500	5,607
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,669
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/24	1,000	1,156
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/25	1,445	1,669
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/26	2,000	2,307
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/27	2,375	2,733
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/29	1,240	1,424
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/30	750	860
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,873
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,177
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,288
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/33	2,165	2,371
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,417
[1]	Burbank Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,350	1,394
[9]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,836
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,578
	Burlingame School District GO	3.000%	8/1/36	175	193
	Burlingame School District GO	3.000%	8/1/37	155	169
	Burlingame School District GO	3.000%	8/1/38	175	190
	Burlingame School District GO	3.000%	8/1/39	175	189
	Burlingame School District GO	3.000%	8/1/40	235	253
	Burlingame School District GO	3.000%	8/1/41	350	375
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/21	515	517
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/22	1,455	1,493
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	549
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	569
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	744
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,800
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	940	1,022
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	943
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,029
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	856
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,701
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,587
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	3.000%	6/1/21	500	503
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	3.000%	6/1/21	130	131
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,300	1,311
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	470
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	340	355
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	400	418
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,210	1,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	540
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,566
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	4,205
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	685
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	548
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	514
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	589
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	413
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,179
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	849
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	613
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	273
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	746
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	553
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,343
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	610
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	552
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	254
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	700	905
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	776
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.375%	6/1/30	850	853
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	1,350	1,356
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	860
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	736
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	652
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	648
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	394
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	591
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	320
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	857

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	999
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	1,102
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	676
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	604
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,541
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	766
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,197
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,355
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	951
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,189
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,320
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	705
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	593
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	573
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	335
California Department of Water Resources Water Revenue	5.000%	12/1/21	4,600	4,768
California Department of Water Resources Water Revenue	5.000%	12/1/21	2,475	2,565
California Department of Water Resources Water Revenue	5.000%	12/1/21	3,665	3,799
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	5,310
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,526
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,636
California Department of Water Resources Water Revenue	5.000%	12/1/25	3,060	3,700
California Department of Water Resources Water Revenue	5.000%	12/1/26	2,045	2,386
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,754
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,818
California Department of Water Resources Water Revenue	5.000%	12/1/34	570	709
California Department of Water Resources Water Revenue	5.000%	12/1/34	5,000	6,697
California Department of Water Resources Water Revenue	5.000%	12/1/35	1,130	1,402
California Department of Water Resources Water Revenue	5.000%	12/1/35	3,100	4,137
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/21	1,045	1,083

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,197
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	62
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	35
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	2,720	2,819
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,410	3,534
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,320	3,437
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,500	3,624
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	31
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	31
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	547
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	8,408
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	6
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,780
California Educational Facilities Authority College & University Revenue	5.000%	10/1/21	145	149
California Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,100	2,164
California Educational Facilities Authority College & University Revenue	5.000%	12/1/21	295	305
California Educational Facilities Authority College & University Revenue	4.000%	1/1/22	1,215	1,254
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	135
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,292
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	1,007
California Educational Facilities Authority College & University Revenue	4.000%	1/1/23	1,800	1,924
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	146
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	2,087
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	223
California Educational Facilities Authority College & University Revenue	4.000%	1/1/24	1,900	2,096
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	207
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	460	516
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,885
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	1,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	4.000%	1/1/25	1,035	1,173
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	130
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,000	1,130
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,810
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	931
California Educational Facilities Authority College & University Revenue	5.000%	1/1/26	1,020	1,232
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	311
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	134
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	852
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,367
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	298
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	1,085
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	837
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,615
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	380
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,240	1,555
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,005	1,252
California Educational Facilities Authority College & University Revenue	5.000%	1/1/30	1,765	2,100
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	596
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,149
California Educational Facilities Authority College & University Revenue	5.000%	1/1/31	1,925	2,283
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,207
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	680
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	1,056
California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	1,780	2,183
California Educational Facilities Authority College & University Revenue	5.000%	1/1/32	2,000	2,369
California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,170
California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	550
California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	2,670	3,256
California Educational Facilities Authority College & University Revenue	4.000%	1/1/33	3,590	4,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,805
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	678
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	944
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/34	3,350	3,764
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	3,062
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	735
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	1,101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,462
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,705
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	522
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,610
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,357
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	3,210
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	641
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	1,077
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	2,115
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	753
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,000	2,829
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,360
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	5,225	7,640
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/40	1,600	1,873
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	3/4/21	9,500	9,500
	California Educational Facilities Authority College & University Revenue VRDO	0.010%	3/4/21	7,700	7,700
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	6,168
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,265
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	402
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,221
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/23	250	274
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	305	355
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	730	885

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	625	778
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	290	366
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	585	721
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/40	845	1,027
California GO	5.000%	9/1/21	1,310	1,342
California GO	5.000%	9/1/21	4,300	4,404
California GO	5.000%	10/1/21	2,575	2,648
California GO	5.000%	11/1/21	2,930	3,025
California GO	5.000%	2/1/22	1,220	1,274
California GO	5.000%	2/1/22	8,320	8,690
California GO	5.000%	4/1/22	28,925	30,446
California GO	5.000%	9/1/22	12,920	13,859
California GO	5.250%	9/1/22	6,005	6,464
California GO	5.000%	11/1/22	31,890	34,459
California GO	5.000%	2/1/23	15,925	16,621
California GO	5.000%	2/1/23	5,240	5,719
California GO	5.000%	8/1/23	11,160	12,418
California GO	5.000%	8/1/23	3,500	3,894
California GO	5.000%	9/1/23	7,110	7,622
California GO	5.000%	9/1/23	10,175	11,359
California GO	5.250%	9/1/23	2,550	2,615
California GO	5.000%	10/1/23	3,325	3,724
California GO	5.000%	10/1/23	12,595	14,106
California GO	5.000%	10/1/23	1,305	1,462
California GO	5.000%	10/1/23	16,135	18,070
California GO	5.000%	10/1/23	6,770	7,582
California GO	5.000%	11/1/23	20,000	22,471
California GO	5.000%	11/1/23	2,280	2,562
California GO	5.000%	12/1/23	2,550	2,874
California GO	5.000%	2/1/24	11,215	12,209
California GO	5.000%	4/1/24	2,500	2,853
California GO	5.000%	8/1/24	1,510	1,744
California GO	5.000%	8/1/24	1,025	1,184
California GO	5.000%	9/1/24	10,000	10,721
California GO	5.000%	9/1/24	1,150	1,332
California GO	5.000%	9/1/24	5,000	5,790
California GO	4.000%	10/1/24	8,000	9,007
California GO	5.000%	10/1/24	8,725	10,133
California GO	5.000%	10/1/24	10,000	11,614
California GO	5.000%	11/1/24	2,255	2,626
California GO	5.000%	12/1/24	30,875	34,727
California GO	5.000%	12/1/24	5,000	5,624
California GO	5.000%	2/1/25	12,900	13,467
California GO	5.500%	2/1/25	8,575	10,237
California GO	4.000%	3/1/25	1,485	1,690
California GO	5.000%	3/1/25	1,735	2,043
California GO	5.000%	4/1/25	38,625	45,614
California GO	5.000%	8/1/25	150	179
California GO	5.000%	8/1/25	1,665	1,988
California GO	5.000%	8/1/25	10,185	12,160
California GO	5.000%	8/1/25	12,430	14,841
California GO	5.000%	9/1/25	2,185	2,342
California GO	5.000%	9/1/25	4,895	5,860
California GO	5.000%	9/1/25	2,190	2,440

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	10/1/25	100	116
California GO	5.000%	10/1/25	13,865	15,187
California GO	5.000%	10/1/25	345	400
California GO	5.000%	10/1/25	2,045	2,455
California GO	5.000%	11/1/25	14,205	16,522
California GO	5.000%	11/1/25	12,345	14,857
California GO	5.000%	3/1/26	9,230	10,854
California GO	5.000%	4/1/26	5,000	6,081
California GO	5.000%	4/1/26	2,120	2,578
California GO	5.000%	8/1/26	15,300	18,784
California GO	5.000%	8/1/26	20,695	25,407
California GO	5.000%	8/1/26	21,110	25,917
California GO	5.000%	8/1/26	20,000	24,554
California GO	5.000%	9/1/26	720	886
California GO	5.000%	9/1/26	5,540	6,817
California GO	5.000%	9/1/26	100	123
California GO	5.000%	10/1/26	16,445	20,282
California GO	5.000%	10/1/26	10,085	12,254
California GO	5.000%	10/1/26	1,270	1,566
California GO	4.000%	11/1/26	2,540	2,999
California GO	5.000%	11/1/26	4,705	5,816
California GO	5.000%	11/1/26	9,160	11,323
California GO	3.500%	8/1/27	26,345	30,721
California GO	5.000%	8/1/27	20,515	25,149
California GO	5.000%	8/1/27	3,160	3,761
California GO	5.000%	8/1/27	225	283
California GO	5.000%	10/1/27	13,915	15,233
California GO	5.000%	10/1/27	8,095	10,236
California GO	5.000%	10/1/27	8,280	10,028
California GO	5.250%	10/1/27	5,000	5,148
California GO	5.000%	11/1/27	100	127
California GO	5.000%	11/1/27	5,175	6,556
California GO	5.000%	11/1/27	25,000	31,672
California GO	5.000%	8/1/28	1,905	2,321
California GO	5.000%	8/1/28	6,510	7,741
California GO	5.000%	8/1/28	20,355	25,553
California GO	4.000%	9/1/28	7,000	8,184
California GO	5.000%	9/1/28	17,715	21,628
California GO	5.250%	9/1/28	6,000	6,151
California GO	5.000%	10/1/28	1,975	2,553
California GO	5.000%	11/1/28	12,375	15,628
California GO	5.000%	11/1/28	4,200	5,439
California GO	5.250%	2/1/29	2,790	2,919
California GO	4.000%	3/1/29	4,185	5,125
California GO	5.000%	5/1/29	17,945	20,478
California GO	5.000%	8/1/29	7,195	8,756
California GO	5.000%	8/1/29	44,340	53,962
California GO	5.000%	9/1/29	1,395	1,701
California GO	5.000%	9/1/29	9,425	11,495
California GO	5.000%	9/1/29	6,000	6,144
California GO	5.000%	10/1/29	19,290	21,104
California GO	5.000%	10/1/29	18,695	22,487
California GO	5.000%	10/1/29	7,855	10,124
California GO	5.000%	11/1/29	5,000	5,596
California GO	5.000%	11/1/29	7,500	9,875
California GO	5.000%	3/1/30	250	293
California GO	5.000%	5/1/30	13,870	15,805
California GO	5.000%	8/1/30	19,935	24,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/30	6,555	7,962
	California GO	5.000%	9/1/30	9,180	10,936
	California GO	5.000%	9/1/30	1,000	1,024
	California GO	5.250%	9/1/30	5,000	5,591
	California GO	5.000%	10/1/30	5,800	6,702
	California GO	5.000%	10/1/30	1,935	2,531
	California GO	4.000%	11/1/30	14,470	17,102
	California GO	5.000%	11/1/30	9,070	11,412
	California GO	5.000%	11/1/30	20,770	27,669
	California GO	5.000%	12/1/30	3,760	4,216
	California GO	5.000%	4/1/31	12,445	16,678
	California GO	5.000%	5/1/31	13,010	14,816
	California GO	5.000%	8/1/31	10,015	11,690
	California GO	5.000%	8/1/31	22,300	27,060
	California GO	5.250%	8/1/31	5,755	6,898
	California GO	5.000%	9/1/31	5,655	6,877
	California GO	5.000%	10/1/31	5,500	6,352
	California GO	5.000%	10/1/31	1,100	1,431
	California GO	4.000%	11/1/31	15,000	17,697
	California GO	5.000%	11/1/31	1,705	2,137
	California GO	5.000%	11/1/31	5,000	6,624
	California GO	5.000%	11/1/31	4,000	5,299
	California GO	5.000%	12/1/31	6,000	6,734
	California GO	5.000%	2/1/32	2,540	2,648
	California GO	5.000%	3/1/32	1,000	1,301
	California GO	5.000%	4/1/32	15,025	20,440
	California GO	4.000%	8/1/32	545	629
	California GO	5.000%	8/1/32	5,000	5,924
[2]	California GO	5.250%	8/1/32	33,405	46,190
	California GO	5.250%	8/1/32	2,025	2,421
	California GO	4.000%	9/1/32	590	682
	California GO	5.000%	9/1/32	15,110	18,348
	California GO	5.000%	10/1/32	23,535	27,151
	California GO	4.000%	11/1/32	12,175	14,360
	California GO	5.000%	11/1/32	7,080	9,074
	California GO	5.000%	2/1/33	1,760	1,912
	California GO	5.000%	2/1/33	1,750	1,824
	California GO	5.000%	3/1/33	4,395	5,130
	California GO	5.000%	3/1/33	2,500	3,239
	California GO	5.000%	4/1/33	180	229
	California GO	5.000%	4/1/33	13,000	14,732
	California GO	4.000%	8/1/33	15,190	17,487
	California GO	5.000%	8/1/33	1,270	1,537
	California GO	5.000%	8/1/33	1,500	1,719
	California GO	5.000%	8/1/33	515	640
	California GO	4.000%	9/1/33	750	865
	California GO	5.000%	9/1/33	3,830	4,255
	California GO	5.000%	9/1/33	25,075	30,418
	California GO	3.000%	10/1/33	2,150	2,395
	California GO	5.000%	10/1/33	7,000	7,926
	California GO	3.000%	11/1/33	5,000	5,625
	California GO	4.000%	11/1/33	12,500	14,728
	California GO	5.000%	3/1/34	4,000	5,156
	California GO	4.000%	8/1/34	18,035	20,734
	California GO	5.000%	8/1/34	1,575	1,859
	California GO	5.000%	8/1/34	5,160	6,391
	California GO	4.000%	9/1/34	2,870	3,305
	California GO	4.000%	9/1/34	4,725	5,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	9/1/34	26,130	30,094
	California GO	5.000%	9/1/34	21,075	25,528
	California GO	3.000%	10/1/34	1,150	1,272
	California GO	5.000%	10/1/34	9,200	10,596
	California GO	3.000%	11/1/34	1,800	2,013
	California GO	4.000%	11/1/34	10,895	12,812
	California GO	5.000%	11/1/34	4,000	5,225
	California GO	5.000%	4/1/35	40,260	45,545
	California GO	3.500%	8/1/35	185	200
	California GO	5.000%	8/1/35	9,015	10,881
	California GO	5.000%	8/1/35	10,000	11,791
	California GO	4.000%	9/1/35	3,490	4,011
	California GO	5.000%	9/1/35	9,885	11,962
	California GO	3.000%	10/1/35	9,185	10,126
	California GO	5.000%	10/1/35	17,500	20,896
	California GO	3.000%	11/1/35	1,280	1,426
	California GO	4.000%	11/1/35	2,610	3,149
	California GO	5.000%	11/1/35	1,000	1,244
	California GO	5.000%	11/1/35	3,810	4,738
	California GO	5.000%	11/1/35	4,000	5,207
	California GO	4.000%	3/1/36	18,355	21,792
	California GO	5.000%	4/1/36	140	177
	California GO	5.000%	4/1/36	16,375	18,508
	California GO	5.000%	9/1/36	10,705	12,941
	California GO	3.000%	10/1/36	9,000	9,816
	California GO	4.000%	11/1/36	1,900	2,228
	California GO	4.000%	11/1/36	5,000	5,983
	California GO	5.000%	11/1/36	4,180	5,183
	California GO	5.000%	11/1/36	4,000	5,186
	California GO	4.000%	3/1/37	25,500	30,158
	California GO	5.000%	4/1/37	21,895	24,733
	California GO	4.000%	9/1/37	350	367
	California GO	5.000%	9/1/37	370	447
	California GO	3.000%	10/1/37	8,250	8,941
	California GO	4.000%	10/1/37	11,565	13,654
	California GO	4.000%	11/1/37	5,000	5,962
	California GO	5.000%	11/1/37	7,000	8,843
	California GO	5.000%	11/1/37	10,050	12,431
	California GO	4.000%	3/1/38	17,500	20,632
	California GO	5.000%	4/1/38	10,115	11,420
	California GO	4.000%	11/1/38	9,000	10,697
	California GO	4.000%	10/1/39	18,785	22,025
	California GO	4.000%	10/1/39	200	226
	California GO	4.000%	11/1/39	5,000	5,927
	California GO	5.000%	11/1/39	6,250	7,858
	California GO	4.000%	3/1/40	5,000	5,864
	California GO	3.000%	11/1/40	2,350	2,537
	California GO	4.000%	11/1/40	2,740	3,238
	California GO	4.000%	11/1/41	3,850	4,346
	California GO	5.000%	4/1/42	1,050	1,101
	California GO PUT	4.000%	12/1/21	19,405	19,585
[6,7]	California GO TOB VRDO	0.030%	3/4/21	9,240	9,240
[7]	California GO VRDO	0.010%	3/1/21	17,945	17,945
[7]	California GO VRDO	0.010%	3/1/21	8,100	8,100
[7]	California GO VRDO	0.010%	3/1/21	15,500	15,500
[7]	California GO VRDO	0.010%	3/1/21	4,600	4,600
[7]	California GO VRDO	0.020%	3/1/21	12,605	12,605
[7]	California GO VRDO	0.020%	3/1/21	9,930	9,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California GO VRDO	0.020%	3/1/21	27,745	27,745
[7]	California GO VRDO	0.020%	3/1/21	8,580	8,580
[7]	California GO VRDO	0.010%	3/4/21	30,300	30,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	450	455
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	465	472
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	505	516
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,015	2,060
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	950	970
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,095	1,119
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,055	1,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,930	4,061
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,455	1,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/22	1,090	1,130
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	927
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	260	275
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	185
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	390
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	598
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,385
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,635
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,241
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/23	1,705	1,828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	760	804
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	337
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	357
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,983
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,806
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,525	1,631
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,641
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,336

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	366
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	424
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	985
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,248
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,655	3,083
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,907
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,789
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	5,175	5,630
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	310	327
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	525
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	591
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,610	3,021
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,342
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	491
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	163
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	898
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	4,258
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,254
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	760	784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,865	2,025
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	805	848
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	570
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	884
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	490
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	6,150	6,290
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	3,122
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	893

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	8,409
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,085	1,335
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,750	3,384
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,540
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,080	5,779
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	459
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	392
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	189
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	25	32
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,248
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,258
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	577
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,148
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	860	887
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,455
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,395	1,576
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	4,660	4,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	652
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	1,033
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	109
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	2,120
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	903
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,530
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	1,098
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	662
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,175	1,212
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,147
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	696
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	1,001

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,995	5,463
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	552
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,550	1,746
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,232
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	8,647
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	1,069
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,012
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	9,303
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,831
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,522
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,486
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	232
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	2,066
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,432
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,595
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,416
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,440
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,723
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,764
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,317
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,000	5,206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	1,013
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,547
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,865	2,917
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	282
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,646
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,738
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,299

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,053
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,760	2,092
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,547
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,744
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	1,021
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,337
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,969
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,650	2,936
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,940	3,783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	10,823
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	2,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	442
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	235	293
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,728
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,948
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	12,500	13,383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,000	1,031
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,711
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,740
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	24,085	25,290
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	3,202
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	1,365	1,759
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	6,690	7,305
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,630	1,928
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	739
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	132
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,686
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	145	180

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	4,334
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,996
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,750
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	3,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	989
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,435	1,842
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	917
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,641
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,295	1,554
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	6,471
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,553
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	285	353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,911
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	486
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	800
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	5,360
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,548
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	3,201
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	4,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	21,607
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	4,328
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	9,055
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	285
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,849
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	6,185
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	667
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,260	8,954
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,450	1,656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	4,345	4,644

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,564
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,675	3,140
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	1,580	2,014
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	12,500	14,091
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,848
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,884
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	295
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,100	3,712
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	6,416
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,269
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	8,275
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,255	1,431
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	943
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	6,000	7,016
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,604
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	318
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	34,575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,110	6,239
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	910
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	5,362
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,725	2,014
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,310	29,118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,010	9,734
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	2,084
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	355	387
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	616
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,795	2,090
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,632
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	400	426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	6,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	856
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,410	1,470
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	43,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,398
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,900	13,614
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	563
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	16,000	16,948
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	49,550	59,179
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	26,735	33,476
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	3/4/21	23	23
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	3/4/21	7,435	7,435
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	3/4/21	15,500	15,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/3/21	19,615	19,615
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/21	3,830	3,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/21	1,320	1,349
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	500	517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	216
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	564
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	491
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	585
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	7,500	7,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	8,135	8,135
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	1,605	1,605
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/21	1,285	1,313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	5,705	5,836

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	67
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	400	482
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,025	1,236
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	540	651
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	205
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,005	1,212
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	24
California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,203	49,603
California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,184	7,091
California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,188	5,404
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	657
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	663
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	605
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	735
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	618
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	1,046
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	981
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	684
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	2,023
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	999
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	2,084
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	2,242
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	3,049
California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,642
California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	20,483

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	65
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,344
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	897
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,321
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,476
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,372
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,334
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,418
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	584
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	649
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	619
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	600	746
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	734
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	2,201
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,550	1,979
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,289
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	833
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,258
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	3,135
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,360	1,700
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,570
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,460	3,058
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/21	600	609
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	482
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,315	2,483
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	276
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	698

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	971
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	1,040
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	2,142
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	1,014
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	716
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,123
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,199
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,990
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	3,009
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	800
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	834
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	4.000%	10/1/22	1,000	1,061
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	1,785	1,923
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/24	1,300	1,515
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/25	1,525	1,835
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,873
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	125	140
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	8,060	8,168
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/21	1,000	1,006
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/21	810	836
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/22	1,500	1,567
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,244
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,448
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,455	13,785
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,561
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,673
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,708
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,204
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,803
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,655	8,745
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,677
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	15,562
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	13,369
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	2,285	2,548
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,000	2,228
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	38,000	37,337
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.460%	8/1/21	8,160	8,159
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	4,000	4,484
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5,000	6,022
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/21	1,300	1,305
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	365	369
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	375	385
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	195	200
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	1,000	1,048
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	350	370
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	335	358
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,628
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,398
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	686
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	416
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	376
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,765
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,491
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	466
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	428
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	618
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	751
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,369
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,174
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	108
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	358
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	643
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	699
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,347
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	402
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	359
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	859
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	752
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,429
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,149
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	3,165
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,480
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	809
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	592
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	820
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	755	941
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,302
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,270
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	631
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	858
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	701
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	613
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	722
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	976
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	622
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	389
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	600	728
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	546
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	701
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	276
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	661
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	396
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,230
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,559
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	275
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	839
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	1,025
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,418
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	928
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	1,027
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	545
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	913
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,380
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	675
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,478
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	908
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,934
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,299
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	271
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	741
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,325
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	879
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,499
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	969
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,200
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	300	359
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	742
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	426
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,233
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	991
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	1,027
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	620
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	678
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	608
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,677
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	2,198
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,497
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	510	644
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,869
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	521
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,041
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,045
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	903
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,000	1,082
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,634
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,095
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	51
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,847
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	500	560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,134
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	2,052
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,125
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	56
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,962
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	650	750
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,742
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,739
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,267
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,152
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	530	605
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	107
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,699
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	700	804
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,912
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,177
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	554
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,972
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	600	687
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	868
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,476
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,193
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	770
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,196
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	852
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	267
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,659
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,746
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,222
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	540
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	132
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,895	2,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,834
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,546
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,467
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	58
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,200
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	924
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,843
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	122
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,470	3,892
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,201
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,195
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,850	2,154
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	4,293
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,655	4,089
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	1,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,771
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,835	4,281
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,780
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,222
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,954
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,035	4,494
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,864
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,440
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,000	4,450
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,362
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	2,061
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	2,000	2,321
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	2,120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	2,237
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	10,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	197
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,968
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,510	1,774
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	244
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	599
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	294
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	768
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,168
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,773
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,701
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,801
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	3/1/21	3,695	3,695
	California Municipal Finance Authority Industrial Revenue VRDO	0.020%	3/1/21	14,645	14,645
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/31	1,455	1,750
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/36	1,805	2,144
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/21	1,130	1,154
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	700	734
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	347
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,358
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	438
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	440
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	832
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,795
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	583
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	3,008
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	683
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,229
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,735
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	3,007
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,841
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,240
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,825
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,713
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,108
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,632
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,724
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	615
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,774
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,382
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,751
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,385
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	3,061
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,539	14,005
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,716
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	1,125
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/21	900	913
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	722
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	165
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,160
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,348
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	718
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,098
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	603
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,394
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	10,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/31	3,955	4,433
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/32	4,220	4,726
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,905
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/40	4,000	4,384
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/21	215	219
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	245	258
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	313
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	426
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	400	451
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	415	475
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	400	464
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	365	426
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	685	813
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	11,200	11,200
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	105
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,545	1,640
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	175	186
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	674
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	110
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	800	884
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	481
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	714
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	147
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	1,005	1,148
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	520
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	753
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	117
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	447
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	355	417
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	126
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	298
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	135
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	617
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	250	291
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	846
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	199
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	324
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	417
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	346
[6]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	369
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	949
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	344
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	519
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	545
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	572
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,250	2,546
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,641
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,188
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/21	275	279
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	351
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	376
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	359
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	173
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	176
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	192
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,109
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,336
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	113
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	105	122
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	110	132
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	100	122
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	124
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	126
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	128
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,828
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	188
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	274
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	260
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	318
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	520	642
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	740	891
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	1,109
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/21	1,800	1,800
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	5,945	6,112
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,620	7,833
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	1,425	1,465
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	2,965	3,072
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	1,110	1,150
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,677
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	2,975	3,141
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	4,440	4,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	9,989
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,462
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,724
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	6,305
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,614
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,295
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	5,295	5,829
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,675
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,629
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	5,560	6,356
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	5,008
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,267
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,723
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	50	58
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	5,100	5,990
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	5,775	7,027
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	7,417
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	3,286
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	8,040
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	546
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	8,318
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,970
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	5,450
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,865	6,461
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	17,403
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	29,911
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	6,494
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,383
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	9,030	9,945
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	15,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	14,510	18,495
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	3,010
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,471
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	18,200	23,556
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,751
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,144
	California State Public Works Board Lease (Abatement) Revenue	5.750%	10/1/31	6,000	6,193
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,900
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,460
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,822
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	614
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,479
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	3,154
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	21,934
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/36	3,480	3,693
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	5,050	5,296
	California State Public Works Board Lease (Abatement) Revenue	4.000%	3/1/40	750	877
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	400	414
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,665
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	1,575	1,634
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,747
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	7,000	7,250
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	2,860	3,121
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	4,980	5,158
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,727
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	5,000	5,179
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/32	3,200	3,487
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	1,650	1,797
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,728
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	3,044

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,117
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,218
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,926
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,896
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,900
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	1,700	1,962
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	12,336
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	6,191
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,185
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,374
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,397
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	19,866
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,710
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,372
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,328
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,750	2,283
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,686
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,777
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,087
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/32	2,390	3,101
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,800	4,396
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	5,025	5,774
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,631
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,858
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,337
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,800	2,325
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	5,000	5,740
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,815
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,953

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,278
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,370	1,761
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,996
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	808
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	9/1/35	25,000	27,938
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	740
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	1,019
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,172
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	15,175	17,340
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,219
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,219
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/21	1,650	1,697
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	12/1/21	5,400	5,597
California State University College & University Revenue	5.000%	11/1/21	6,310	6,515
California State University College & University Revenue	5.000%	11/1/22	1,545	1,670
California State University College & University Revenue	5.000%	11/1/22	2,500	2,702
California State University College & University Revenue	5.000%	11/1/23	1,500	1,689
California State University College & University Revenue	5.000%	11/1/26	1,400	1,738
California State University College & University Revenue	5.000%	11/1/27	2,155	2,591
California State University College & University Revenue	5.000%	11/1/27	1,500	1,909
California State University College & University Revenue	5.000%	11/1/28	5,000	5,813
California State University College & University Revenue	5.000%	11/1/28	2,635	3,162
California State University College & University Revenue	5.000%	11/1/28	500	653
California State University College & University Revenue	5.000%	11/1/30	1,300	1,566
California State University College & University Revenue	5.000%	11/1/30	2,920	3,489
California State University College & University Revenue	5.000%	11/1/30	600	792
California State University College & University Revenue	5.000%	11/1/31	8,900	10,292
California State University College & University Revenue	5.000%	11/1/31	10,080	12,018
California State University College & University Revenue	5.000%	11/1/31	8,350	10,057
California State University College & University Revenue	5.000%	11/1/31	400	525

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/32	12,995	15,461
California State University College & University Revenue	5.000%	11/1/32	6,180	7,592
California State University College & University Revenue	5.000%	11/1/32	5,115	6,149
California State University College & University Revenue	5.000%	11/1/33	11,980	13,806
California State University College & University Revenue	5.000%	11/1/33	6,270	7,678
California State University College & University Revenue	5.000%	11/1/33	10,155	12,185
California State University College & University Revenue	5.000%	11/1/33	5,775	6,856
California State University College & University Revenue	4.000%	11/1/34	10,045	11,443
California State University College & University Revenue	5.000%	11/1/34	6,175	7,109
California State University College & University Revenue	5.000%	11/1/34	5,000	6,109
California State University College & University Revenue	5.000%	11/1/34	8,560	10,884
California State University College & University Revenue	4.000%	11/1/35	10,915	12,408
California State University College & University Revenue	5.000%	11/1/35	6,840	7,864
California State University College & University Revenue	5.000%	11/1/35	8,000	9,750
California State University College & University Revenue	5.000%	11/1/35	13,205	15,631
California State University College & University Revenue	5.000%	11/1/35	5,000	6,339
California State University College & University Revenue	3.125%	11/1/36	100	106
California State University College & University Revenue	5.000%	11/1/36	1,435	1,744
California State University College & University Revenue	5.000%	11/1/36	3,050	3,638
California State University College & University Revenue	5.000%	11/1/36	10,555	13,337
California State University College & University Revenue	5.000%	11/1/37	3,895	4,723
California State University College & University Revenue	5.000%	11/1/37	10,465	13,185
California State University College & University Revenue	5.000%	11/1/38	5,495	6,905
California State University College & University Revenue	5.000%	11/1/39	6,600	7,562
California State University College & University Revenue	5.000%	11/1/39	720	918
California State University College & University Revenue	5.000%	11/1/41	14,815	17,523
California State University College & University Revenue PUT	4.000%	11/1/21	23,465	23,598
California State University College & University Revenue PUT	4.000%	11/1/23	19,435	20,918
California State University College & University Revenue PUT	1.600%	11/1/26	27,025	28,067
California State University College & University Revenue, Prere.	5.000%	11/1/21	5,740	5,924

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue, Prere.	5.000%	11/1/21	1,045	1,079
California State University College & University Revenue, Prere.	5.000%	11/1/21	765	790
California State University College & University Revenue, Prere.	5.000%	11/1/21	2,170	2,240
California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	11,118
California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	7,105
California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	18,389
California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	22,087
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	9,907
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	10,453
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	9,842
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	13,298
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,827
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,874
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	1,081
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	170	171
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	279
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,030	1,052
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	215	216
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	1,500	1,570
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	120	125
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	155	163
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	265
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	818
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	233
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,535	1,677

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	158
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	443
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	574
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	665	729
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	584
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	247
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,240
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	227
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	567
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	800	907
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	300	342
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	876
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	244
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	894
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	479
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	183
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	877
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,365	1,543
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	118
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	250	293
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,309

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	213
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,270
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,891
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	554
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	409
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	710
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,150	2,427
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	213
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,095	1,319
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,335
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	237
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,342
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	746
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	191
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,795
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	815	849
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,445	3,874
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	255
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	650	801
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,253
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	290

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,727
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,100	1,384
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	497
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,906
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,371
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	127
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	899
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	1,000
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	4,046
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,925	2,389
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	552
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,588
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,660	5,227
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	458
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	825	1,012
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	16,830
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	7,532
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	3,226
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	858
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,575	5,123
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	343

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	575	699
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	3,114
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,694
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,000	1,290
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,476
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	415	502
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,746
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,866
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,928
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	279
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,174
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	680	705
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,790	4,240
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	625	752
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,500	2,796
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	465	554
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,681
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,217
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	379
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	813
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,075	2,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,600
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,783
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,166
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	678
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,359
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	698
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,050	1,132
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,371
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	4,521
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,980	4,579
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	637
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,750	1,820
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,452
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,825
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/21	305	310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	329
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	340
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	389
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	709
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	599
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	848
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,063
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	22,089
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	16,909
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	32,820	43,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	205	269
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	3/4/21	4,875	4,875
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/3/21	3,800	3,800
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	11/1/21	345	354
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,050	1,125
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	405
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	309
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	414
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	7,500	7,674
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,820	12,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	543
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	414
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	379
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	874
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,526
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	816
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,212
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,282
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	1,969
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/21	825	831
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	2,515	2,640
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,361
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,405
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,500	1,574
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,316
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	4,056
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,386
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,884
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,340
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	993
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.125%	5/15/31	9,250	9,326
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,860
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,887
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	2,010
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,291
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/21	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	217
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/23	400	452
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	585
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,660	1,944
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	900	1,054
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,933
[6,7]	California Statewide Communities Development Authority Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.560%	3/4/21	8,000	8,000
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	600	648
	Campbell Union High School District GO	5.000%	8/1/33	2,100	2,551
	Campbell Union High School District GO	5.000%	8/1/34	2,500	3,031
	Campbell Union High School District GO	5.000%	8/1/35	4,095	4,952
	Campbell Union High School District GO	5.000%	8/1/36	5,460	6,587
	Campbell Union High School District GO	4.000%	8/1/37	5,000	5,656
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	6,139
	Carlsbad Unified School District GO	4.000%	5/1/32	575	671
	Carlsbad Unified School District GO	4.000%	5/1/33	690	799
	Carlsbad Unified School District GO	4.000%	5/1/34	685	788
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,219
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,298
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,410
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,523
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,659
[9]	Carlsbad Unified School District GO, 6.125% coupon rate effective 8/1/21	0.000%	8/1/31	145	195
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/21	125	127
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	154
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	238
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	184
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	148
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	183
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	282
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	250	320
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	327
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	398
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	396
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	394
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	458
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/34	400	519
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/35	500	646
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,212
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,310
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	850	873
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	643
	Castro Valley Unified School District GO	4.000%	8/1/33	750	872
	Castro Valley Unified School District GO	4.000%	8/1/34	750	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Castro Valley Unified School District GO	4.000%	8/1/35	390	449
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/21	250	253
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/22	100	105
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	110
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	141
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	144
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	455
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	124
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	500
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	359
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	448
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,160
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,448
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	465
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/21	225	228
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/22	200	209
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	242
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	358
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	338
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	344
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	293
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	296
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	357
[2]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,722
[2]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	2,140
[2]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,796
[2]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,591
[2]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	6,151
[1]	Centinela Valley Union High School District GO	4.000%	8/1/41	2,450	2,718
	Central Unified School District GO	0.000%	8/1/33	300	218
	Central Unified School District GO	0.000%	8/1/34	300	211
	Central Unified School District GO	0.000%	8/1/35	300	202
	Central Unified School District GO	0.000%	8/1/36	235	152
	Central Unified School District GO	0.000%	8/1/37	500	310
	Cerritos Community College District GO	0.000%	8/1/22	500	498
	Cerritos Community College District GO	0.000%	8/1/23	500	494
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,846
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,493
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	1,075	1,195
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	2,525	2,801
	Chabot-Las Positas Community College District GO	5.000%	8/1/29	2,125	2,356
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	7,500	8,307
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	7,500	8,303
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	13,000	14,389
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	250	287
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	668
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	9,950	11,371
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	724
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	716
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,277
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	173
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	5,408
	Chaffey Joint Union High School District GO	0.000%	8/1/21	500	500
	Chaffey Joint Union High School District GO	0.000%	8/1/22	500	498
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	593
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	488
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	623
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,305
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,661
	Chico CA Sewer Revenue	5.000%	12/1/25	500	603
	Chico CA Sewer Revenue	5.000%	12/1/26	400	496
	Chico CA Sewer Revenue	5.000%	12/1/27	450	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chico CA Sewer Revenue	5.000%	12/1/28	590	762
	Chico CA Sewer Revenue	5.000%	12/1/29	435	570
	Chico Unified School District GO	4.000%	8/1/21	1,200	1,219
	Chico Unified School District GO	4.000%	8/1/22	515	543
	Chico Unified School District GO	5.000%	8/1/29	210	249
	Chico Unified School District GO	5.000%	8/1/30	330	390
	Chico Unified School District GO	5.000%	8/1/31	425	502
	Chico Unified School District GO	5.000%	8/1/32	385	453
	Chico Unified School District GO	5.000%	8/1/33	750	881
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,250
	Chico Unified School District GO	4.000%	8/1/37	2,200	2,436
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	770
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,173
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,357
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,319
	Chino Valley Unified School District GO	5.000%	8/1/33	100	132
	Chino Valley Unified School District GO	5.000%	8/1/35	100	131
	Chino Valley Unified School District GO	5.000%	8/1/36	125	163
	Chino Valley Unified School District GO	5.000%	8/1/37	260	338
	Chino Valley Unified School District GO	5.000%	8/1/38	340	440
	Chino Valley Unified School District GO	5.000%	8/1/39	400	517
	Chino Valley Unified School District GO	5.000%	8/1/40	320	412
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	2,170
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,691
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21	2,500	2,559
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	2,615	2,920
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,612
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,929
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	4,134
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,085
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,037
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,266
[1]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,369
[1]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,247
[1]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,683
[1]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	2,163
[1]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,212
[1]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,209
[1]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,165	2,611
[1]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,522
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	423
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	2,904
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,358
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,148
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,941
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,383
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coast Community College District GO	3.000%	8/1/36	1,000	1,095
	Coast Community College District GO	3.000%	8/1/37	1,000	1,084
	Coast Community College District GO	3.000%	8/1/38	2,500	2,680
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,539
	Coast Community College District GO, Prere.	4.000%	8/1/25	15	17
	Coast Community College District GO, Prere.	5.000%	8/1/25	3,000	3,594
	Coast Community College District GO, Prere.	5.000%	8/1/25	55	66
[2]	Colton Joint Unified School District GO	5.000%	8/1/23	785	871
[1]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,294
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21	500	510
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	354
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	670
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,904
[1]	Compton CA Unified School District COP	4.000%	6/1/21	50	50
[1]	Compton CA Unified School District COP	4.000%	6/1/22	150	157
[1]	Compton CA Unified School District COP	4.000%	6/1/23	215	232
[1]	Compton CA Unified School District COP	4.000%	6/1/24	345	383
[1]	Compton CA Unified School District COP	5.000%	6/1/25	405	477
[1]	Compton CA Unified School District COP	5.000%	6/1/26	475	576
[1]	Compton CA Unified School District COP	5.000%	6/1/27	555	691
[1]	Compton CA Unified School District COP	5.000%	6/1/28	335	413
[1]	Compton CA Unified School District COP	5.000%	6/1/29	275	336
[1]	Compton CA Unified School District COP	5.000%	6/1/31	270	325
[1]	Compton CA Unified School District COP	5.000%	6/1/32	530	634
[1]	Compton CA Unified School District COP	4.000%	6/1/33	250	287
[1]	Compton CA Unified School District COP	4.000%	6/1/34	325	372
[1]	Compton CA Unified School District COP	4.000%	6/1/35	400	457
[1]	Compton CA Unified School District COP	4.000%	6/1/36	400	456
[1]	Compton CA Unified School District COP	4.000%	6/1/38	550	625
[1]	Compton CA Unified School District COP	4.000%	6/1/39	575	652
[1]	Compton CA Unified School District GO	5.000%	6/1/25	785	925
[1]	Compton CA Unified School District GO	5.000%	6/1/26	835	1,013
[1]	Compton CA Unified School District GO	5.000%	6/1/27	745	927
[1]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,409
[1]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,228
[1]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,558
[1]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,395
[1]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,305
[1]	Compton CA Unified School District GO	0.000%	6/1/33	1,000	739
[1]	Compton Community College District GO	5.000%	8/1/31	1,000	1,172
[2]	Conejo Valley Unified School District GO	0.000%	8/1/21	2,000	1,997
[2]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,732
[2]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,462
[2]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,917
[2]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,196
[2]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,164
[2]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,589
[2]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,882
	Contra Costa Community College District GO	3.000%	8/1/35	2,000	2,251
	Contra Costa Community College District GO	3.000%	8/1/36	1,900	2,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,499
	Contra Costa Community College District GO	3.000%	8/1/37	1,615	1,784
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,191
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	1,080
	Contra Costa Community College District GO	4.000%	8/1/39	2,865	3,150
	Contra Costa Community College District GO, Prere.	4.000%	8/1/22	2,350	2,479
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	1,000	1,069
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,346
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,461
[10]	Contra Costa County Public Financing Authority (Lease) Abatement Revenue	4.000%	6/1/39	4,350	5,079
[10]	Contra Costa County Public Financing Authority (Lease) Abatement Revenue	4.000%	6/1/40	4,435	5,160
[10]	Contra Costa County Public Financing Authority (Lease) Abatement Revenue	4.000%	6/1/41	1,795	2,081
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/21	800	810
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	636
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/1/23	2,410	2,663
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,450
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,295	1,581
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	1,600	1,743
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,446
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	1,800	1,960
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	7,365
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	116
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,868
[11]	Corona-Norco Unified School District GO	0.000%	8/1/21	2,010	2,007
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,689
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	984
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,268
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,438
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,379
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,154
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	253
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,874
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,276
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	440
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,269
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,403
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	410
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	583
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	784
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	922
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	500	552
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/23	1,145	1,278
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/24	1,325	1,479
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/25	2,525	2,818
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/27	1,000	1,114
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/28	1,590	1,770
[1,6,7]	Cotati-Rohnert Park Unified School District GO TOB VRDO	0.070%	3/4/21	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,231
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,509
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	4,150	3,991
[6,7]	Culver City CA Unified School District GO TOB VRDO	0.020%	3/1/21	16,790	16,790
	Cupertino CA COP	4.000%	6/1/25	700	801
	Cupertino CA COP	4.000%	6/1/28	650	789
	Cupertino CA COP	4.000%	6/1/30	850	1,054
	Cupertino Union School District GO	5.000%	8/1/32	480	585
	Cupertino Union School District GO	5.000%	8/1/33	545	663
	Cupertino Union School District GO	5.000%	8/1/34	245	297
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	3,162
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	116
[1]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,584
[1]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,587
[1]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	5,963
[1]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,918
[1]	Davis Joint Unified School District GO	3.000%	8/1/36	6,630	7,074
	Del Mar Race Track Authority Recreational Revenue	4.000%	10/1/21	880	875
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,677
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,563
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,941
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	431
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	2,665	2,827
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,495	2,716
	Desert Community College District GO	4.000%	8/1/33	700	862
	Desert Community College District GO	4.000%	8/1/34	390	476
	Desert Community College District GO	4.000%	8/1/35	335	407
	Desert Community College District GO	4.000%	8/1/36	500	603
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,225
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,653
	Desert Sands Unified School District GO	4.000%	8/1/37	1,500	1,718
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,714
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	110
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	188
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	229
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	145
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	139
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	465
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	217
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	429
	Dublin Unified School District GO	3.000%	8/1/37	1,500	1,603
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	524
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,244
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,606
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	1,109
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	823
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,844
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,344
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	9,931
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	6,820	8,124
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,704
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,740
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,182
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	10,102
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,776
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	9,958
	East Bay Regional Park District GO	5.000%	9/1/28	385	386
[1]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,602
[1]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,161
[1]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,373
[2]	East Side Union High School District GO	0.000%	8/1/27	300	276
[1]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,452
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,681
	East Side Union High School District GO	5.000%	8/1/29	6,070	6,732
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	8,026
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	8,733
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,281
[2]	East Side Union High School District GO	3.000%	8/1/33	3,000	3,260
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,629
	East Side Union High School District GO	3.750%	8/1/35	250	268
[2]	East Side Union High School District GO	3.000%	8/1/36	6,945	7,420
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	380
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,700	3,291
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	396
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,600	3,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	350	471
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	5,055	6,127
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	5,130	6,200
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	5,000	6,034
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/34	925	1,228
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/35	705	933
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	1,965	2,590
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/38	1,650	1,993
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	584
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,112
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,295
	Eastern Municipal Water District Water Revenue	5.000%	7/1/27	2,455	3,017
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,316
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,460
	Eastern Municipal Water District Water Revenue	5.000%	7/1/31	2,835	3,444
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	3,127
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,775	4,564
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,986
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,776
[8]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.280%	10/1/21	12,000	12,001
	Eastern Municipal Water District Water Revenue VRDO	0.020%	3/1/21	16,495	16,495
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	7,136
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	8,082
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,746
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,332
	El Camino Healthcare District GO	4.000%	8/1/33	3,035	3,447
	El Dorado County CA Special Tax Revenue	5.000%	9/1/21	1,985	2,032
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	2,073
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	721
	El Dorado Irrigation District COP	5.000%	3/1/31	295	389
	El Dorado Irrigation District COP	5.000%	3/1/32	300	394
	El Dorado Irrigation District COP	5.000%	3/1/33	325	424
	El Dorado Irrigation District COP	5.000%	3/1/34	250	324
	El Dorado Irrigation District COP	5.000%	3/1/35	100	129
	El Dorado Irrigation District COP	5.000%	3/1/37	400	513
	El Dorado Irrigation District COP	5.000%	3/1/38	1,000	1,276
	El Dorado Irrigation District COP	5.000%	3/1/39	1,000	1,271
	El Dorado Irrigation District COP	5.000%	3/1/40	785	996
[2]	El Dorado Irrigation District Water Revenue, ETM	5.000%	3/1/21	2,280	2,280
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	9,640
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,709
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,778
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/21	465	476
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	455
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,329
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,616
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	4,336
[1]	Elk Grove Unified School District COP	3.000%	2/1/37	700	729
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,998
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,366
	Encinitas CA Special Tax Revenue	5.000%	9/1/28	1,000	1,060
	Encinitas CA Special Tax Revenue	5.000%	9/1/29	800	847
	Escondido CA GO	5.000%	9/1/22	765	820
	Escondido CA GO	5.000%	9/1/23	2,030	2,270
	Escondido CA GO	5.000%	9/1/25	1,000	1,202
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,577
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	2,081
	Evergreen School District GO	4.000%	8/1/34	1,070	1,203
	Evergreen School District GO	4.000%	8/1/35	335	393
	Evergreen School District GO	4.000%	8/1/36	1,870	2,088
	Evergreen School District GO	4.000%	8/1/37	1,050	1,223
[12]	Fairfield CA COP	0.000%	4/1/34	940	712
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	5,219
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	5,491
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	5,647
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	5,847
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,815	5,153
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,410	14,892
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,162
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	2,149
	Fontana CA Special Tax Revenue	3.000%	9/1/21	550	556
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	453
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	214
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	491
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	532
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	562
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,954
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	300
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	2,040
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	307
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	2,130
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	316
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	281
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	612
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	690
	Foothill-De Anza Community College District COP	4.000%	4/1/41	500	539
[4,14]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,754
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	9,909
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,322
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	12,255	12,183
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,173
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	409
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	400	485
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	400	493
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	487
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	563
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	445	570
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	890	1,051
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,145	1,344
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	4,988	5,857
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	32,411
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,236
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,167
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,119
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,090
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,315
	Foster City CA GO	4.000%	8/1/32	275	322
	Foster City CA GO	3.000%	8/1/33	500	547
	Foster City CA GO	3.000%	8/1/34	600	652
	Foster City CA GO	3.000%	8/1/35	635	688
	Foster City CA GO	4.000%	8/1/36	600	689
	Foster City CA GO	3.000%	8/1/38	950	1,009
	Foster City CA GO	3.000%	8/1/40	830	876
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,271
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,253
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,853	8,763
	Fremont CA Unified School District Alameda County GO	2.000%	8/1/36	370	363
	Fremont CA Unified School District Alameda County GO	2.000%	8/1/37	4,425	4,286
	Fremont CA Unified School District Alameda County GO	2.000%	8/1/38	6,550	6,279
	Fremont CA Unified School District Alameda County GO	2.000%	8/1/39	6,890	6,460
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/29	1,070	1,183
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/30	1,415	1,559
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/31	1,790	1,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/32	2,195	2,410
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/33	2,630	2,885
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/34	3,105	3,399
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/37	570	644
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,385
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	3,428
	Fremont Unified School District/Alameda County CA GO	4.000%	8/1/38	1,520	1,713
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,105
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,294
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/21	3,750	3,764
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	540	566
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	2,610	2,845
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	1,710	1,929
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/25	1,600	1,858
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/26	1,650	1,966
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/27	1,315	1,604
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/28	1,495	1,810
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,025	1,233
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/30	745	892
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	3,045	3,632
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/32	1,500	1,783
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/34	2,460	2,916
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/36	2,055	2,425
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/37	1,200	1,412
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/22	225	236
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	430
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	467
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	505
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	542
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	463
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	505
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	550
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	577
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	612
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	628
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	579
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	633
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	636
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	748
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	666
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	704
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	623
	Fresno Unified School District GO	4.000%	8/1/28	350	426
	Fresno Unified School District GO	4.000%	8/1/29	550	662
	Fresno Unified School District GO	4.000%	8/1/30	570	681
	Fresno Unified School District GO	4.000%	8/1/31	485	577
	Fresno Unified School District GO	4.000%	8/1/32	385	456
	Fresno Unified School District GO	4.000%	8/1/33	565	664
	Fresno Unified School District GO	4.000%	8/1/34	450	528
	Fresno Unified School District GO	3.000%	8/1/35	985	1,058
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,197
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,337
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,873
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26	1,000	1,069
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/32	1,600	1,705
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,711
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,798
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,822
	Garden Grove Unified School District GO, Prere.	5.000%	8/1/23	3,650	4,071
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,948
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	1,085
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,472
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,591
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,714
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,677
	Glendale CA Community College District GO	0.000%	8/1/24	235	229
	Glendale CA Community College District GO	0.000%	8/1/25	365	350
	Glendale CA Community College District GO	0.000%	8/1/26	360	339
	Glendale CA Community College District GO	0.000%	8/1/27	515	473
	Glendale CA Community College District GO	0.000%	8/1/28	780	698
	Glendale CA Community College District GO	0.000%	8/1/29	570	496
	Glendale CA Community College District GO	0.000%	8/1/30	910	767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glendale CA Community College District GO	0.000%	8/1/31	900	735
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	792
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,200	1,412
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	7,152
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	16,129
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,673
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,560
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,862
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	555	562
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,012
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,785	2,817
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	5,875	5,945
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,670	3,880
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	10,075	10,671
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	8,000	8,806
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/24	4,800	4,702
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	11,505	13,122
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	8,570	10,078
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	1,500	1,420
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	22,160	26,797
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,745	9,958
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	19,810	24,511
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,285	5,254
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,575	10,382
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,545	11,613
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,765	5,155
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	19,835	24,582
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/31	5,140	5,674
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,260	3,743
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,605	5,644
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,455	10,843
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,195	7,555
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.250%	6/1/34	250	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,200	12,824
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,170	1,287
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,640	4,168
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	415	475
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	2,325	2,683
[6,7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.100%	3/4/21	36,795	36,795
	Grossmont Healthcare District GO	4.000%	7/15/40	40,000	43,722
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,362
[2]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,361
[2]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,866
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,361
[2]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,461
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,904
[2]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,409
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,133
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,680
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	11,267
	Grossmont Union High School District GO	4.000%	8/1/43	3,750	4,305
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,444
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,647
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	639
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	631
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,446
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,473
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,688
[2]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,676
[2]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	3,030
[2]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,807
[2]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,790
	Hartnell CA Community College District GO	5.000%	8/1/21	525	536
	Hartnell CA Community College District GO	5.000%	8/1/22	525	561
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	677
	Hartnell CA Community College District GO	4.000%	8/1/37	600	699
	Hartnell CA Community College District GO	3.000%	8/1/38	380	404
	Hartnell CA Community College District GO	3.000%	8/1/39	915	972
	Hartnell CA Community College District GO	3.000%	8/1/40	525	555
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,411
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,429
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	602
[2]	Hayward Unified School District GO	5.000%	8/1/33	850	1,091
[2]	Hayward Unified School District GO	0.000%	8/1/34	150	112
[1]	Hayward Unified School District GO	4.000%	8/1/35	1,830	2,135
[2]	Hayward Unified School District GO	4.000%	8/1/35	2,600	3,086
[1]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hayward Unified School District GO	4.000%	8/1/36	995	1,177
[1]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,571
[2]	Hayward Unified School District GO	4.000%	8/1/37	800	943
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,897
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,810
[2]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,683
[2]	Hayward Unified School District GO	4.000%	8/1/40	4,435	5,187
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	4,007
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,904
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,522
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,702
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,500	1,735
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,700	1,966
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	7,090
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21	175	179
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	532
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	552
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	701
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	445
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	1,089
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,424
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	617
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	649
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	402
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,148
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/28	1,235	1,415
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	1,000	825
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	486
[2,14]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	545
[1]	Imperial Community College District GO	0.000%	8/1/22	175	174
[1]	Imperial Community College District GO	0.000%	8/1/23	250	247
[1]	Imperial Community College District GO	0.000%	8/1/24	500	488
[1]	Imperial Community College District GO	0.000%	8/1/25	725	696
[1]	Imperial Community College District GO	0.000%	8/1/26	1,005	948
[1]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,437
[1]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,647
[1]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,673
[4]	Imperial Community College District GO	0.000%	8/1/30	330	278
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	937
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/21	1,000	1,032
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	567
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/25	1,310	1,575
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/26	2,265	2,801
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	610
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	749
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,897
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/33	3,000	3,464
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	1,615	1,654
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,277
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	833
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	823
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/21	515	519
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/22	405	426
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,240
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,880
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	619
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,468
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,000	1,201
[1]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,156
[1]	Inglewood Unified School District GO	4.000%	8/1/23	450	488
[1]	Inglewood Unified School District GO	4.000%	8/1/24	250	278
[1]	Inglewood Unified School District GO	4.000%	8/1/25	300	342
[1]	Inglewood Unified School District GO	4.000%	8/1/27	250	296
[1]	Inglewood Unified School District GO	5.000%	8/1/28	325	401
[1]	Inglewood Unified School District GO	5.000%	8/1/29	350	428
[1]	Inglewood Unified School District GO	5.000%	8/1/30	400	487
[1]	Inglewood Unified School District GO	5.000%	8/1/33	500	604
[1]	Inglewood Unified School District GO	5.000%	8/1/34	600	723
[1]	Inglewood Unified School District GO	4.000%	8/1/35	500	566
[1]	Inglewood Unified School District GO	4.000%	8/1/37	260	292
[1]	Inglewood Unified School District GO	4.000%	8/1/38	505	567
[1]	Inglewood Unified School District GO	4.000%	8/1/39	750	840
	Irvine CA	4.000%	9/2/21	1,750	1,784
	Irvine CA	5.000%	9/2/21	675	691
	Irvine CA	4.000%	9/2/22	220	233
	Irvine CA	5.000%	9/2/22	1,125	1,202
	Irvine CA	5.000%	9/2/22	650	695
	Irvine CA	5.000%	9/2/22	1,000	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine CA	5.000%	9/2/23	200	223
	Irvine CA	5.000%	9/2/23	400	428
	Irvine CA	5.000%	9/2/23	800	890
	Irvine CA	5.000%	9/2/24	200	232
	Irvine CA	5.000%	9/2/24	850	981
	Irvine CA	5.000%	9/2/25	250	300
	Irvine CA	5.000%	9/2/25	450	537
	Irvine CA	5.000%	9/2/26	300	371
	Irvine CA	5.000%	9/2/26	800	949
	Irvine CA	5.000%	9/2/27	375	477
	Irvine CA	5.000%	9/2/28	520	677
	Irvine CA	5.000%	9/2/29	500	664
	Irvine CA	5.000%	9/2/30	330	435
[6,7]	Irvine CA VRDO	0.010%	3/1/21	12,730	12,730
[7]	Irvine CA VRDO	0.010%	3/1/21	1,770	1,770
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,219
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,435
	Irvine Ranch Water District	5.000%	2/1/35	2,500	3,040
	Irvine Ranch Water District	5.000%	2/1/36	2,665	3,235
	Irvine Ranch Water District COP	5.000%	3/1/32	3,640	4,457
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,401
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,582
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,212
[7]	Irvine Ranch Water District VRDO	0.010%	3/1/21	7,400	7,400
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/21	1,500	1,534
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,279
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,411
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,592
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	188
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	652
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	470
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	472
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	259
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	244
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	450
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	547
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	638
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,316
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	302
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	522
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	612
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	316
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	419
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	332
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	651
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	316
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	286
[1]	Jefferson Union High School District COP	4.000%	8/1/23	150	162
[1]	Jefferson Union High School District COP	4.000%	8/1/29	90	107
[1]	Jefferson Union High School District COP	4.000%	8/1/30	100	120
[1]	Jefferson Union High School District COP	4.000%	8/1/31	150	178
[1]	Jefferson Union High School District COP	4.000%	8/1/32	100	118
[1]	Jefferson Union High School District COP	4.000%	8/1/33	150	177
[1]	Jefferson Union High School District COP	4.000%	8/1/34	100	117
[1]	Jefferson Union High School District COP	4.000%	8/1/35	355	415
[1]	Jefferson Union High School District COP	4.000%	8/1/36	640	743
[1]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,169
[1]	Jefferson Union High School District GO	5.000%	8/1/21	500	510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Jefferson Union High School District GO	5.000%	8/1/22	700	748
[1]	Jefferson Union High School District GO	5.000%	8/1/24	875	1,014
	Jefferson Union High School District GO	4.000%	8/1/33	200	235
	Jefferson Union High School District GO	4.000%	8/1/34	125	146
	Jefferson Union High School District GO	3.000%	8/1/35	150	160
	Jefferson Union High School District GO	3.000%	8/1/36	250	266
	Jefferson Union High School District GO	3.000%	8/1/37	275	291
	Jefferson Union High School District GO	4.000%	8/1/38	365	418
	Jefferson Union High School District GO	4.000%	8/1/39	400	457
	Jefferson Union High School District GO	4.000%	8/1/40	300	342
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	158
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	165
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	224
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	115
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	113
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	112
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	190
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	410
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	149
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/40	140	154
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/45	1,000	1,093
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	512
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	511
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,639
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	854
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,514
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	803
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	711
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	904
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	2,039
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	437
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,156
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,993
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	2,182
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	3,755	3,797
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	4,173
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	5,320
[1]	Kern Community College District COP	3.000%	6/1/33	500	526
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,730
	Kern Community College District GO	4.000%	8/1/28	290	353
	Kern Community College District GO	4.000%	8/1/29	340	419
	Kern Community College District GO	4.000%	8/1/30	375	467
	Kern Community College District GO	4.000%	8/1/31	520	639
	Kern Community College District GO	4.000%	8/1/32	445	543
	Kern Community College District GO	4.000%	8/1/33	635	767
	Kern Community College District GO	4.000%	8/1/34	750	899
	Kern Community College District GO	4.000%	8/1/35	875	1,044
	La Canada Unified School District GO	4.000%	8/1/22	275	290
	La Canada Unified School District GO	4.000%	8/1/33	510	605
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,199
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/23	750	832
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/24	1,250	1,383
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/25	1,250	1,379
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/28	1,000	1,135
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/29	1,000	1,130
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/30	1,500	1,637
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/31	6,595	7,195
[2]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	5,200	5,735
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	1,515	1,707
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/34	1,050	1,181
	La Verne CA COP, Prere.	5.000%	5/15/22	300	320
	La Verne CA COP, Prere.	5.000%	5/15/22	310	331
	La Verne CA COP, Prere.	5.000%	5/15/22	550	587
	La Verne CA COP, Prere.	5.000%	5/15/22	750	801
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Development Project)	5.000%	8/1/27	800	962
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/21	690	701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	624
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	482
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	499
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	710
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,577
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,409
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	2,109
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	890	1,056
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,177
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,395
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,810	1,853
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,440
	Liberty Union High School District GO	4.000%	8/1/30	750	883
	Liberty Union High School District GO	4.000%	8/1/31	565	661
	Liberty Union High School District GO	4.000%	8/1/32	250	296
	Liberty Union High School District GO	3.000%	8/1/35	670	727
	Liberty Union High School District GO	3.000%	8/1/36	750	810
	Liberty Union High School District GO	3.000%	8/1/37	825	889
	Liberty Union High School District GO	3.000%	8/1/38	900	964
	Liberty Union High School District GO	3.000%	8/1/39	1,000	1,069
	Liberty Union High School District GO	3.000%	8/1/40	1,000	1,062
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,768
	Lincoln CA Special Tax Revenue	4.000%	9/1/21	650	661
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	473
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	489
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	600	671
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	654
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,212
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,025	1,272
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,605
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,535	3,183
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,300	4,123
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,410	4,244
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,490	2,704
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	2,005
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,496
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/21	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,149
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	1,240	1,430
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,407
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	499
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	399
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	650	737
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/29	500	626
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/31	575	713
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/32	720	889
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/33	700	861
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/35	600	732
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	786
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	1,060
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,319
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,232
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,131
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	1,000	1,072
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/25	1,335	1,590
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	1,330	1,703
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	700	889
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/21	500	518
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	282
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	9,348
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,696
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	4,556
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,745	2,343
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	8,500	12,194
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	1.540%	11/15/25	16,845	17,382
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.560%	11/15/26	10,025	10,361
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,020	1,167
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,284
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,503
[2]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,731
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,450
	Long Beach Community College District GO	4.000%	8/1/33	760	884
	Long Beach Community College District GO	4.000%	8/1/33	400	475
	Long Beach Community College District GO	4.000%	8/1/34	600	693
	Long Beach Community College District GO	4.000%	8/1/35	670	785
	Long Beach Community College District GO	3.000%	8/1/36	1,380	1,473
	Long Beach Community College District GO	3.000%	8/1/37	2,860	3,044
	Long Beach Community College District GO	3.000%	8/1/38	3,160	3,354
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,595
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	860
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	263
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	172
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	176
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	180
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	247
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	249
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	283
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	456
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	420
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	474
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	508
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,533
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,369
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,197
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,219
	Long Beach Unified School District GO	3.000%	8/1/34	550	602
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,243
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,257
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,053
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	3,322
	Los Alamitos Unified School District GO	3.000%	8/1/36	1,145	1,247
	Los Alamitos Unified School District GO	3.000%	8/1/37	1,260	1,359
	Los Angeles CA Community College District GO	4.000%	8/1/21	555	564
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,370
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	30
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,135
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,261
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,100
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,675
	Los Angeles CA Community College District GO	4.000%	8/1/35	14,160	16,270
	Los Angeles CA Community College District GO	4.000%	8/1/36	4,915	5,728
	Los Angeles CA Community College District GO	4.000%	8/1/36	10,010	11,473
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	10,739
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,435
	Los Angeles CA Community College District GO	4.000%	8/1/37	6,515	7,573
	Los Angeles CA Community College District GO	4.000%	8/1/38	24,360	27,802
	Los Angeles CA Community College District GO	4.000%	8/1/38	320	365
	Los Angeles CA Community College District GO	3.000%	8/1/39	200	210
	Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,254
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	10,000	10,912
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	1,000	1,091
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	6,145	6,705
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	16,305
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	21,618
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,582
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,858
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,853
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	43,260
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	12,860	14,897
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	10,240
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	43,388
[6,7]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	0.160%	3/4/21	7,250	7,250
	Los Angeles CA GO	5.000%	9/1/22	10,010	10,252
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	542
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/31	1,405	1,836
[1]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	617
	Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,013
	Los Angeles CA Unified School District GO	5.000%	7/1/21	8,750	8,891
	Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	2,987
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,655
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,156
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	13,836
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,646
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,279
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	7,965
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,655
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,065
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,071
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,074
	Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	19,914
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,608
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,237
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,485
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,673
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,098
	Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,106
	Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	25,627
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	582
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/26	16,270	19,986
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,540
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	31,784
	Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	8,901
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	4,158
	Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	8,920
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,648
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,641
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	39,818
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,433
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,433
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	39,872
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,969
	Los Angeles CA Unified School District GO	5.000%	7/1/30	9,900	12,907
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,350
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,399
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,200
	Los Angeles CA Unified School District GO	4.000%	7/1/31	33,120	40,880
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	19,727
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,894
	Los Angeles CA Unified School District GO	4.000%	7/1/32	16,450	20,163
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,737
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,384
	Los Angeles CA Unified School District GO	4.000%	7/1/33	5,300	6,450
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	6,305
	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,000	6,570
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	19,394
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,674
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,375
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,600	2,853
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	6,693
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	12,345
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	4,053
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,893
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,351
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	8,907
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	7,205
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,639
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,285	8,610
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,269
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,714
	Los Angeles CA Unified School District GO	4.000%	7/1/39	6,200	7,307
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,672
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,816
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/21	2,110	2,135
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,916
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	13,860
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,581
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,420	5,963
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	10,880	11,965
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	16,925	18,568

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,859
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,787
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	5,273
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	5,000	5,482
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,933
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	4,500	4,930
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,485
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,663
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,671
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	7,648
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	8,543
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,485
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	5,091
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	182
Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	950
Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,318
Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,693
Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,360
Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,252
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,822
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,673
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	3,082
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,617
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,336
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,245
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	6,297
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	6,437
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,568
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	5,000	6,680
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,180

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,629
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	7,558
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	4,690	6,503
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,958
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	9,239
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,300	4,083
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,304
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,498
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,448
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	6,573
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	9,561
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,183
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	9,936
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,818
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,115
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,000	3,932
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,169
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	30,462
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,808
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,002
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,917
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,152
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	26,016
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,794
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,756
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,754
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,458
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	7,850
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,385
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	2,440	2,529
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,383
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,538
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,161
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,554
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,806
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,311
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	1,022
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	7,501
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	2,216
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	1,069
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	8,466
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,123
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	7,299
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,586
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,177
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,579
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,231
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,570
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,291
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	3,000	3,593
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,676
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,351
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,779
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,417
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,519
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,994
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,482
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	5,516

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,555
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	11,103
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,633
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,234
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,600
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,616
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,414
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,200
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/21	1,670	1,697
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,821
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,333
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,450
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,757
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/30	3,060	3,649
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	5,119
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	8,590
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	9,910
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,350	8,716
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,489
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/22	1,035	1,095
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,104
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,420	1,501
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	1,700	1,796

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,345	1,596
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,500	1,584
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,818
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	704
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,382
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	2,098
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,350
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,300	1,669
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,223
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,311
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,440
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,314
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	831
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	467
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,000	1,316
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5,000	6,668
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,364
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,190	1,301
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	330	425
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	7,954
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	920	1,245
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,700	1,856
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,510	8,472
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,635
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	920	1,234
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,510	1,648
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	127
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	2,197
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	283
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,510	11,018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,750	2,327
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,135	4,511
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,750	5,497
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,380
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,500	5,800
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	290
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,745
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,970
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,000	2,312
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,249
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,525	9,664
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,875	2,470
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	7,500	8,920
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,270	2,753
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,773
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,424
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,035	17,946
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	8,886
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	3,024
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	4,375
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,190	10,428
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	8,858
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,175	3,931
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	7,363
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	4,082
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	9,420
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,250	18,041
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,087
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,240
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	9,397

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,005	2,312
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	9,088
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	7,950	10,241
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,925	10,077
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	20,971
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	3/1/21	6,000	6,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,800
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	9,985	10,145
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	10,100	10,972
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	907
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,800	5,212
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	9,371
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,690
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	11,258
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	2,065	2,366
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	3,825	4,451
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,151
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	12,252
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	3,281
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15,200	16,812
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	7,000	7,877
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,863
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,567
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,726
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	14,320	15,835
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,776
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,750	9,003
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,055	1,309
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	36,544
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	35,550	41,210
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,905
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	26,011
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,285
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	13,715
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	8,138
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,468
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	44,520
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,565	1,847
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,894
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,050	3,796
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	25,230
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,237
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,832
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	30,912
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	118
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	6,097
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,818
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	9,753
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	4,241
[6,7]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.030%	3/4/21	5,400	5,400
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	3/1/21	1,500	1,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	3/1/21	500	500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	3/1/21	6,000	6,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	3/1/21	22,075	22,075
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	3/1/21	7,000	7,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	3/1/21	11,900	11,900
	Los Angeles Department of Water & Power System Electric Power & Light Revenue, Prere.	5.000%	7/1/21	140	142
	Los Angeles Department of Water Revenue	5.000%	7/1/22	1,060	1,128
	Los Angeles Department of Water Revenue	5.000%	7/1/23	5,605	5,963
	Los Angeles Department of Water Revenue	5.000%	7/1/25	1,395	1,666
	Los Angeles Department of Water Revenue	5.000%	7/1/26	1,500	1,595

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water Revenue	5.000%	7/1/26	1,755	2,128
Los Angeles Department of Water Revenue	5.000%	7/1/26	6,060	7,347
Los Angeles Department of Water Revenue	5.000%	7/1/31	4,690	5,380
Los Angeles Department of Water Revenue	5.000%	7/1/31	450	536
Los Angeles Department of Water Revenue	5.000%	7/1/32	7,000	7,749
Los Angeles Department of Water Revenue	5.000%	7/1/32	6,080	6,968
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,000	5,533
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,525	6,559
Los Angeles Department of Water Revenue	5.000%	7/1/34	5,305	6,070
Los Angeles Department of Water Revenue	5.000%	7/1/34	4,500	5,333
Los Angeles Department of Water Revenue	5.000%	7/1/35	2,250	2,662
Los Angeles Department of Water Revenue	5.000%	7/1/35	330	429
Los Angeles Department of Water Revenue	5.000%	7/1/36	100	118
Los Angeles Department of Water Revenue	5.000%	7/1/36	1,455	1,718
Los Angeles Department of Water Revenue	5.000%	7/1/36	4,000	4,839
Los Angeles Department of Water Revenue	5.000%	7/1/36	725	936
Los Angeles Department of Water Revenue	5.000%	7/1/37	5,540	6,685
Los Angeles Department of Water Revenue	5.000%	7/1/37	930	1,194
Los Angeles Department of Water Revenue	5.000%	7/1/38	1,050	1,236
Los Angeles Department of Water Revenue	5.000%	7/1/40	7,000	8,905
Los Angeles Department of Water Revenue	5.000%	7/1/44	5,000	5,952
Los Angeles Department of Water Revenue VRDO	0.010%	3/1/21	10,760	10,760
Los Angeles Department of Water Revenue VRDO	0.010%	3/1/21	62,765	62,765
Los Angeles Department of Water Revenue VRDO	0.020%	3/1/21	20,000	20,000
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	7,278
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	161
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	9,747
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,987
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,860	2,118
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,808
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	10,210	11,593
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	10,039
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	10,720	12,157
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	2,865	3,249
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	8,255	9,353
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	2,645	2,997
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	5,210
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,524
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	11,986
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,565	2,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,022
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,310
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,500	2,823
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,029
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,332
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	1,080
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,779
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	11,978
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,170	7,084
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	3,055	3,435
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	28,255	32,365
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,410	2,709
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	6,380	7,289
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	11,582
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,725	3,061
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	5,010	5,625
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	4,000	4,488
	Los Rios Community College District GO	5.000%	8/1/24	500	579
	Los Rios Community College District GO	5.000%	8/1/26	1,410	1,744
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,397
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,422
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,632
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,674
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,084
	Los Rios Community College District GO	4.000%	8/1/33	3,145	3,657
	Los Rios Community College District GO	4.000%	8/1/35	3,750	4,318
	Los Rios Community College District GO	4.000%	8/1/35	250	288
	Los Rios Community College District GO	4.000%	8/1/36	700	804
	Los Rios Community College District GO	4.000%	8/1/37	525	601
	Los Rios Community College District GO	4.000%	8/1/38	610	697
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,284
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,453
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,240	1,161
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,046
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	315
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	451
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	423
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	651
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,280
	Manteca Unified School District GO	5.000%	8/1/21	1,000	1,020
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,069
	Marin Community College District GO	4.000%	8/1/29	450	537
	Marin Community College District GO	4.000%	8/1/30	800	948
	Marin Community College District GO	4.000%	8/1/31	7,660	9,033
	Marin Community College District GO	4.000%	8/1/32	1,000	1,154
	Marin Community College District GO	4.000%	8/1/32	2,945	3,460
	Marin Community College District GO	4.000%	8/1/33	1,900	2,224
	Marin Community College District GO	4.000%	8/1/34	1,000	1,146
	Marin Community College District GO	4.000%	8/1/34	3,030	3,538
	Marin Community College District GO	4.000%	8/1/36	665	758
	Marin County CA COP	4.000%	11/1/32	200	226
	Marin Healthcare District GO	5.000%	8/1/28	435	515
	Marin Healthcare District GO	5.000%	8/1/30	520	614
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,179
	Marin Healthcare District GO	5.000%	8/1/32	1,850	2,181
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,590
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,500
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,966
	Marin Healthcare District GO	4.000%	8/1/40	20,590	23,034
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,103
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,382
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,142
	Martinez Unified School District GO	3.000%	8/1/35	1,100	1,164
	Menifee Union School District GO	4.000%	8/1/29	165	204
	Menifee Union School District GO	4.000%	8/1/30	200	250
	Menifee Union School District GO	4.000%	8/1/32	250	306
[2]	Menifee Union School District GO	4.000%	8/1/34	350	424
[2]	Menifee Union School District GO	4.000%	8/1/36	300	359
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/21	615	632
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	558
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,000	1,185
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,473
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	466
	Mesa Water District COP	5.000%	3/15/28	375	482
	Mesa Water District COP	5.000%	3/15/29	250	329
	Mesa Water District COP	5.000%	3/15/30	405	542
	Mesa Water District COP	5.000%	3/15/31	250	333
	Mesa Water District COP	5.000%	3/15/32	350	463
	Mesa Water District COP	5.000%	3/15/33	350	461
	Mesa Water District COP	5.000%	3/15/34	350	459
	Mesa Water District COP	5.000%	3/15/35	400	523
	Mesa Water District COP	5.000%	3/15/36	535	696
	Mesa Water District COP	5.000%	3/15/37	800	1,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa Water District COP	3.000%	3/15/38	1,200	1,301
	Mesa Water District COP	4.000%	3/15/39	770	910
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/21	2,780	2,825
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	3,967
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	2,150	2,285
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	3,585	3,768
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	2,250	2,389
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,953
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	2,072
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	11,000	14,412
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,890	2,441
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,510	9,812
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,254
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	13,031
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,250
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	13,300	13,300
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	16,180	16,180
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	9,200	9,200
	Miracosta Community College District GO	4.000%	8/1/33	1,100	1,352
	Miracosta Community College District GO	4.000%	8/1/34	1,775	2,170
	Miracosta Community College District GO	2.000%	8/1/39	2,235	2,146
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,907
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,777
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,917
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/28	2,835	3,666
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,712
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,812
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,697
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/21	1,000	1,016
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,091
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,731
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	2,159
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,735	2,173
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,946
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,509
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/39	2,000	2,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/31	660	789
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/34	615	726
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,949
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,200	1,494
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,254
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	626
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	721
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	797
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	866
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	998
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,119
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,206
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,394
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,611
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,054
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,458
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,854
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	6,077
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,990	3,347
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,830
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,000	2,238
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,075	5,680
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	469
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	233
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	289
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,424
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	853
	Mount Diablo CA Unified School District GO	5.000%	8/1/21	785	801
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,924
	Mount San Antonio Community College District GO	5.000%	8/1/35	2,000	2,574
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,501
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,860
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,633
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/22	180	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/23	320	347
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/24	500	552
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/25	340	392
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/26	290	339
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/27	360	425
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/28	430	511
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	450	538
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	215	256
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	550	665
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	305	367
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	575	691
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	400	479
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/32	400	478
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/33	325	387
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/34	300	355
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	325	383
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	1,000	1,172
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/36	315	369
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/37	300	350
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/38	300	348
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/39	275	318
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,400	1,601
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	402
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,335
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,943
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	4,055
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	623
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	433
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	555
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/21	285	288
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	424
	Mountain View-Whisman School District GO	5.000%	9/1/26	1,110	1,377
	Mountain View-Whisman School District GO	4.000%	9/1/32	250	309
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	613
	Mountain View-Whisman School District GO	3.000%	9/1/35	640	717
	Mountain View-Whisman School District GO	3.000%	9/1/37	750	824
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,306
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	685	855
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	200	250
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	19,820
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	10,350	15,914
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	17,321
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,360	17,940
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,825	21,833
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,600	24,636
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/21	5,020	5,100
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,598
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/21	1,605	1,644
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	337
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	924
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,623
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	391
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	818
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,637
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	520	607
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,897
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/27	465	542
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/28	300	346
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	358
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	9,094
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	5,180
	Napa Valley Unified School District GO	5.000%	8/1/31	205	247
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,422
[2]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,728
[2]	Napa Valley Unified School District GO	4.000%	8/1/36	3,175	3,630
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,650	1,666
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,720	1,736
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,790	1,807
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,865	1,883
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,940	1,958
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,020	2,039
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,100	2,120
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,185	2,206
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,275	2,297
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,365	2,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,564
	Nevada Joint Union High School District GO	4.000%	8/1/33	1,410	1,656
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	676
	New Haven Unified School District GO	5.000%	8/1/26	4,535	5,584
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,648
	New Haven Unified School District GO	4.000%	8/1/29	100	121
	New Haven Unified School District GO	4.000%	8/1/30	100	120
	New Haven Unified School District GO	4.000%	8/1/31	100	119
	New Haven Unified School District GO	4.000%	8/1/32	100	119
	New Haven Unified School District GO	4.000%	8/1/35	325	381
	New Haven Unified School District GO	4.000%	8/1/36	155	180
	New Haven Unified School District GO	4.000%	8/1/37	300	347
	New Haven Unified School District GO	4.000%	8/1/38	805	930
	New Haven Unified School District GO	5.000%	8/1/40	955	1,107
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,112
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,940
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,451
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,117
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,597
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,263
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,469
	Norco CA Special Tax Revenue	4.000%	9/1/21	1,055	1,075
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	1,036
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,419
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,600
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	599
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	2,001
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	2,223
[1]	Norco CA Special Tax Revenue	5.000%	9/1/28	750	930
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	550	715
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,287
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	330	389
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	440	517
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,000	1,264
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	850	1,071
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/39	1,565	1,804
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	4,610	4,620
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	245
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	304
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	603
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	601
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,614
	North Orange County CA Community College District GO	4.000%	8/1/33	375	452
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,943

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,324
North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,347
Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	94,800	104,351
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/21	245	247
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/22	200	210
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	422
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	789
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/25	2,030	2,379
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,544
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,180	1,412
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	2,114
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,645
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,525	2,997
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	5,084
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,285	3,890
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,893
Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,500	1,758
Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,500	4,118
Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,250	1,467
Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	1,210	750
Northstar Community Services District Special Tax Revenue	5.000%	9/1/22	1,340	831
Northstar Community Services District Special Tax Revenue	5.000%	9/1/23	1,475	915
Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,696
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.060%	3/4/21	10,000	10,000
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	3/4/21	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	267
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	389
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	506
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	461
	Oakdale Irrigation District Water Revenue	5.000%	8/1/33	350	387
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	442
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	332
	Oakland CA GO	2.000%	1/15/34	5,505	5,376
	Oakland CA GO	2.000%	1/15/35	4,480	4,348
	Oakland CA GO	2.125%	1/15/36	4,735	4,633
	Oakland CA GO	3.000%	1/15/40	6,580	7,052
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	3,000	3,071
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	200	204
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	1,600	1,631
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	3,195	3,257
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,385
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,477
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	6,265	6,931
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	1,000	1,094
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	667
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	13,022
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	2,101
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,460
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,574
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	199
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,366
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,375	2,818
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	673
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,485
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,366
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	217
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,461
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,369
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,623
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,501
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,173
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,453
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	169
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	7,404
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,538
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,171
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,190
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,487
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	120
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	582
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	6,439
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	2,375	2,770
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,815
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	7,189
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,615	3,044
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	2,982
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,446
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,350	1,569
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	5,164
	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	2,500	2,900
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	5,965
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	9,098
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	3,945
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	6,000	6,286
	Oakland Unified School District/Alameda County GO, Prere.	6.250%	8/1/21	2,000	2,050
[1]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,840
	Oceanside CA Unified School District GO	4.000%	8/1/41	100	110
	Ohlone Community College District GO	5.000%	8/1/22	760	812
	Ohlone Community College District GO	4.000%	8/1/34	3,900	4,457
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohlone Community College District GO, Prere.	5.000%	8/1/21	1,770	1,806
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/27	1,285	1,426
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/28	1,765	1,959
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/29	2,280	2,531
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/30	1,400	1,554
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/31	2,525	2,802
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/32	2,660	2,952
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/33	2,205	2,447
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	222
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	361
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/21	1,200	1,226
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/22	1,230	1,283
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,340
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,402
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,461
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,630
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,860	8,647
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,795
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	11,450
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	5,890	6,059
	Orange County Water District COP	2.000%	8/15/23	27,720	28,607
	Orange County Water District Water Revenue	5.000%	8/15/32	840	1,100
	Orange County Water District Water Revenue	4.000%	8/15/35	780	933
	Orange County Water District Water Revenue	4.000%	8/15/41	1,100	1,252
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	8,937
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,293
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,330
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	872
	Oxnard Union High School District GO	4.000%	8/1/23	210	229
	Oxnard Union High School District GO	4.000%	8/1/24	200	224
	Oxnard Union High School District GO	5.000%	8/1/26	850	1,045
	Oxnard Union High School District GO	5.000%	8/1/27	750	945
	Oxnard Union High School District GO	5.000%	8/1/28	500	628
	Oxnard Union High School District GO	5.000%	8/1/29	850	1,066
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,350
	Oxnard Union High School District GO	4.000%	8/1/31	750	879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oxnard Union High School District GO	4.000%	8/1/32	1,000	1,169
	Oxnard Union High School District GO	4.000%	8/1/32	325	385
	Oxnard Union High School District GO	4.000%	8/1/33	375	443
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,320
	Oxnard Union High School District GO	4.000%	8/1/36	750	875
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,417
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,884
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,153
	Oxnard Union High School District GO	4.000%	8/1/40	1,500	1,721
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	262
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	289
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	345
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	286
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,397
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	440	452
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,211
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,000	1,190
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,347
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,466
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,668
	Palm Springs Unified School District GO	5.000%	8/1/25	4,775	5,667
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,544
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,000	1,020
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,500	1,530
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,500	1,530
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,500	1,530
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	350	358
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	719
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	443
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	830
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	873
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	649
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	1,006
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	848
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	514
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,609
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,505
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	486
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,674
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	580
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,319
	Palo Alto CA	4.000%	9/2/21	400	408
	Palo Alto CA	5.000%	9/2/27	1,000	1,066
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,616
	Palomar Community College District GO	5.000%	5/1/28	15	18
	Palomar Community College District GO	5.000%	8/1/30	520	649
	Palomar Community College District GO	5.000%	8/1/31	400	498
	Palomar Community College District GO	5.000%	8/1/32	300	372
	Palomar Community College District GO	4.000%	8/1/33	2,140	2,411
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,464
	Palomar Community College District GO	4.000%	8/1/34	2,390	2,687
	Palomar Community College District GO	5.000%	8/1/35	2,485	3,054
	Palomar Community College District GO, Prere.	5.000%	5/1/25	120	142
	Palomar Health COP	5.000%	11/1/21	560	576
	Palomar Health COP	5.000%	11/1/23	600	663
	Palomar Health COP	5.000%	11/1/24	665	755
	Palomar Health COP	5.000%	11/1/26	445	527
	Palomar Health COP	5.000%	11/1/27	750	902
	Palomar Health COP	5.000%	11/1/32	4,550	5,329
[4]	Palomar Health GO	0.000%	8/1/21	1,400	1,398
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,260
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,992
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,174
	Palomar Health GO	5.000%	8/1/26	310	371
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,749
[11]	Palomar Health GO	0.000%	8/1/27	8,095	7,433
[11]	Palomar Health GO	0.000%	8/1/28	500	447
	Palomar Health GO	5.000%	8/1/28	1,640	1,942
	Palomar Health GO	5.000%	8/1/28	8,460	10,016
[11]	Palomar Health GO	0.000%	8/1/29	7,210	6,260
	Palomar Health GO	5.000%	8/1/29	875	1,030
	Palomar Health GO	5.000%	8/1/29	4,340	5,108
	Palomar Health GO	4.000%	8/1/30	1,500	1,679
	Palomar Health GO	5.000%	8/1/30	1,130	1,323
	Palomar Health GO	4.000%	8/1/31	1,550	1,730
	Palomar Health GO	5.000%	8/1/31	800	934
	Palomar Health GO	4.000%	8/1/32	4,900	5,450
	Palomar Health GO	5.000%	8/1/33	1,320	1,531
	Palomar Health GO	0.000%	8/1/35	595	410
	Palomar Health GO	0.000%	8/1/36	510	339
	Palomar Health GO	4.000%	8/1/36	5,015	5,524
	Palomar Health GO	0.000%	8/1/37	1,105	707
	Palomar Health GO	3.000%	8/1/37	250	255
	Palomar Health GO	4.000%	8/1/37	4,195	4,610
[11]	Palomar Health GO	7.000%	8/1/38	3,405	4,753
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,375	1,414
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,664
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,713
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,612
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	404
	Palomar Health Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,895	9,425
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	302
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	6,050	5,400
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	1,455	1,483
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	3,158
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,753
[1]	Paramount Unified School District GO	4.000%	8/1/30	70	86
[1]	Paramount Unified School District GO	4.000%	8/1/31	125	153
[1]	Paramount Unified School District GO	4.000%	8/1/32	150	182
[1]	Paramount Unified School District GO	4.000%	8/1/33	100	121
[1]	Paramount Unified School District GO	4.000%	8/1/34	150	181
[1]	Paramount Unified School District GO	4.000%	8/1/35	300	360
[1]	Paramount Unified School District GO	4.000%	8/1/37	350	416
[1]	Paramount Unified School District GO	4.000%	8/1/38	340	403
[1]	Paramount Unified School District GO	4.000%	8/1/39	470	555
[1]	Paramount Unified School District GO	4.000%	8/1/40	450	530
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,252
	Pasadena Unified School District GO	5.000%	8/1/25	750	894
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,193
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,246
	Pasadena Unified School District GO	5.000%	8/1/26	510	626
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,269
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	3,695	3,906
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	1,500	1,585
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	2,000	2,114
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	728
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	910
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,207
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,203
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	719
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,112
	Peralta Community College District GO	5.000%	8/1/25	510	607
	Peralta Community College District GO	5.000%	8/1/25	500	596
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,716
	Peralta Community College District GO	5.000%	8/1/26	650	797
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,770
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,258
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,911
	Peralta Community College District GO	5.000%	8/1/28	555	712
	Peralta Community College District GO	5.000%	8/1/29	2,280	2,611
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,686
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,418
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,669
	Peralta Community College District GO	5.000%	8/1/30	670	889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peralta Community College District GO	5.000%	8/1/30	3,380	4,485
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,945
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,655
	Peralta Community College District GO	5.000%	8/1/32	4,340	5,097
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,537
[2]	Perris CA Union High School District GO	4.000%	9/1/35	1,730	2,056
[2]	Perris CA Union High School District GO	4.000%	9/1/36	1,845	2,185
[2]	Perris CA Union High School District GO	4.000%	9/1/37	2,190	2,585
	Pittsburg CA Water Revenue	4.000%	8/1/21	500	508
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	267
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	2,000	2,047
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	977
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	1,025
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,382
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,449
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,518
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,814
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	139
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	303
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/21	300	308
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	413
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	557
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	209
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/21	775	791
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,415
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/23	2,540	2,830
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,302
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	2,140
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	123
[2]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	2,003
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,213
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,151
	Pleasanton Unified School District GO	4.000%	8/1/36	800	919
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	3,035	3,280
[1]	Pomona Unified School District GO	5.000%	8/1/22	440	470
[1]	Pomona Unified School District GO	5.000%	8/1/26	450	519
[2]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,323
	Pomona Unified School District GO	4.000%	8/1/37	920	1,100
[2]	Pomona Unified School District GO	2.125%	8/1/41	3,250	3,075
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/21	750	765
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/25	3,795	3,864
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,863
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	3,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	5,193
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	2,560	2,891
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,515	4,198
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,415
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	3,050
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/35	1,925	2,170
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/36	2,520	2,856
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,235
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/26	2,705	3,307
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,563
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	2,006
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,180
[2]	Porterville CA Water (Water System Financing Project) COP	2.000%	8/15/21	215	217
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/22	100	105
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	109
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	115
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	179
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	153
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	144
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	160
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	196
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	225
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	153
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	182
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	188
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	181
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	282
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	239
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	208
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	261
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	319
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	265
	Portola Valley School District GO	3.000%	8/1/35	875	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portola Valley School District GO	3.000%	8/1/36	640	711
	Portola Valley School District GO	3.000%	8/1/37	700	769
	Portola Valley School District GO	3.000%	8/1/38	675	734
	Portola Valley School District GO	3.000%	8/1/39	725	784
	Portola Valley School District GO	3.000%	8/1/40	530	572
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,352
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,821
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,679
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,646
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,868
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,182
	Poway Unified School District GO	0.000%	8/1/29	10,310	9,041
	Poway Unified School District GO	0.000%	8/1/30	100	85
	Poway Unified School District GO	4.000%	8/1/30	8,190	9,013
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,963
	Poway Unified School District GO, Prere.	5.000%	8/1/21	5,125	5,229
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,019
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	903
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	764
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22	435	460
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,319
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,114
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,160
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,761
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	929
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,640	1,956
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,198
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,515	3,080
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	1,016
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	960	1,092
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	970	1,094
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	980	1,088
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,200	1,348
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,250	1,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	960	1,065
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,365	1,523
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,460	1,626
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,545	1,718
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,645	1,827
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	118
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	159
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	188
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	139
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	165
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	163
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	217
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	365
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	313
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	461
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	437
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	411
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	186
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	433
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	584
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	250
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	830
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	529
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	962
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	600
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	1,112
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/21	320	328
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	488
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,565	1,677
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	990	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,190	1,275
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	2,515	2,695
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,943
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	3,192
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,703
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,588
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,936
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	845
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	419
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,166
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,147
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	860
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	984
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	865
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,220
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,689
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	1,007
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	344
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	444
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	816
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,202
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,196
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	923
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	564
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	534
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,182
	Redwood City School District GO	3.000%	8/1/40	1,490	1,585
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,266
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	583
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	940
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	3,970
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,355	1,755
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,366
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,891
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,334
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	956
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/21	1,000	1,006
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/22	1,750	1,819
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/23	1,400	1,533
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,134
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	100	119
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/21	535	551
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	646
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	689
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,183
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	909
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,060	1,312
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,125	1,414
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	2,036
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,259
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,000	3,731
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,200	1,488
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	2,063
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,970
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,126
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,119
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,540
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,646
[7]	Riverside CA Electric Power & Light Revenue VRDO	0.010%	3/3/21	6,280	6,280
	Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,040
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,305
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,329
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	736
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,327
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,400
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,864
	Riverside Community College District GO	0.000%	8/1/27	2,755	2,385
	Riverside Community College District GO	0.000%	8/1/28	1,650	1,360
	Riverside Community College District GO	5.000%	8/1/28	3,080	3,642
	Riverside Community College District GO	3.000%	8/1/33	770	865
	Riverside Community College District GO	4.000%	8/1/34	3,630	4,351
	Riverside Community College District GO	3.000%	8/1/35	725	803
	Riverside Community College District GO	3.000%	8/1/36	1,000	1,100
	Riverside Community College District GO	3.000%	8/1/36	2,000	2,201
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,313
	Riverside Community College District GO	3.000%	8/1/38	1,890	2,034
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,945
	Riverside Community College District GO	3.000%	8/1/39	2,110	2,265
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,757
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	6,835	6,518
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	586
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,232
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,313
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,178
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,261
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,122
	Riverside County Public Financing Authority Lease (Abatement) Revenue	4.125%	11/1/40	490	532
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/22	1,800	1,944
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/23	2,100	2,358
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/24	2,060	2,395
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/30	9,885	11,771
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/32	10,620	12,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.100%	3/4/21	7,500	7,500
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	2,550	2,611
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	250	257
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,955
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	374
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,716
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	4,223
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,195	1,421
[1,6,7]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	0.080%	3/4/21	2,420	2,420
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	1,150	1,182
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,412
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	2,119
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,306
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,708
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,362
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,301
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,457
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,380
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	1,016
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/22	375	390
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/27	520	607
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/30	750	857
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/32	590	668
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/37	1,015	1,135
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/22	2,500	2,454
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/23	3,630	3,497
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/24	6,985	6,593
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,835

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,963
Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,934
Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,417
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,340
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,075	4,536
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,340
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,226
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	605
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	366
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	350
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	362
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	466
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	612
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	736
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	464
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	804
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	760
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	692
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	795
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	811
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,369
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,159
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,443
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,188
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,196
Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/23	1,410	1,507
Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/25	1,555	1,656
Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/26	1,615	1,718
Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/27	1,710	1,816
Riverside Unified School District GO	4.000%	8/1/29	850	1,009
Riverside Unified School District GO	4.000%	8/1/30	850	1,004
Riverside Unified School District GO	4.000%	8/1/31	1,250	1,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Unified School District GO	4.000%	8/1/34	1,105	1,292
	Riverside Unified School District GO	4.000%	8/1/35	2,055	2,396
	Riverside Unified School District GO	3.000%	8/1/36	2,000	2,118
	Riverside Unified School District GO	3.000%	8/1/37	2,000	2,112
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,434
	Riverside Unified School District GO	3.000%	8/1/39	5,000	5,258
	Riverside Unified School District GO	3.000%	8/1/40	7,500	7,871
	Riverside Unified School District GO	4.000%	8/1/42	1,480	1,697
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,921
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,883
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	116
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	113
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	113
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	112
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	112
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	129
	Romoland School District Special Tax Revenue	4.000%	9/1/40	555	616
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	825
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/29	330	407
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	200	245
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	250	303
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	350	424
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	250	302
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/36	4,530	5,106
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	770	889
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	530	612
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,310	1,513
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,000	1,155
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	3,425	3,955
	Roseville CA Special Tax Revenue	5.000%	9/1/21	500	511
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	123
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	246
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	230
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	224
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	139
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	275
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	813
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/21	700	713
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,057
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	615
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,276
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,396
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	936
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,474
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	3,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	296
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	363
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	598
[1]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,983
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	272
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	567
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	534
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	473
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	232
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	442
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,819
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	917
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	247
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	805
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	369
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,633
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,214
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,261
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	420	514
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	410	510
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/22	445	479
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/24	300	349
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/26	280	324
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/27	650	752
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/28	250	288
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/29	500	575
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/31	1,160	1,331
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/33	1,280	1,464
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/34	1,340	1,531
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/21	600	609
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/21	1,000	1,016
	Sacramento CA City Unified School District GO	5.000%	7/1/22	230	243
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	994
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	786
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,736
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	404
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	248
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	448
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	689
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	116
	Sacramento CA Cogeneration Authority Electric Power & Light Revenue (Procter & Gamble Project), ETM	5.250%	7/1/21	1,000	1,017
[6,7]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.100%	3/4/21	7,500	7,500
	Sacramento CA Special Tax	3.000%	9/1/23	220	229
	Sacramento CA Special Tax	3.000%	9/1/24	395	414
	Sacramento CA Special Tax	4.000%	9/1/26	505	557
	Sacramento CA Special Tax	4.000%	9/1/28	635	706
	Sacramento CA Special Tax	4.000%	9/1/30	260	289
	Sacramento CA Special Tax	4.000%	9/1/31	220	243
	Sacramento CA Special Tax	4.000%	9/1/32	315	348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Special Tax	4.000%	9/1/34	560	616
	Sacramento CA Special Tax	4.000%	9/1/36	660	723
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,546
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,978
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,526
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,136
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,441
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,947
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,695
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,193
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,509
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,829
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,408
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,878
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,540
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,636
[6,7]	Sacramento CA Water Revenue TOB VRDO	0.050%	3/4/21	7,800	7,800
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,593
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,540
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	2,038
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,762
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	14,355
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,994
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,893
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	552
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	403
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	465	514
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	1,000	1,105
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	1,065
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	381
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	600	687
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,366
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	280
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,387
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	951
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,385
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,575
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,747
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,607
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,706
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,307
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,240
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,245
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,775
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	627
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	627
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,888
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,595
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,557
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	4,235
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	620
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,281
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,451
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	821
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,859
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	923
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,176
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,347
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,525
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	3,077
[1]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,331
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	633
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,063
[2]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,760
[2]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,267
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,354
[2]	Sacramento County CA COP	5.000%	10/1/27	660	817
[2]	Sacramento County CA COP	5.000%	10/1/28	695	876
[2]	Sacramento County CA COP	5.000%	10/1/29	565	720
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/24	900	1,052
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/25	1,325	1,600
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/26	1,155	1,435
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/27	3,090	3,929
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/28	4,000	5,192
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/29	3,600	4,758
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/30	2,725	3,666
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/31	5,500	7,530
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/32	15,000	20,771
	Sacramento County Sanitation Districts Financing Authority	5.000%	12/1/33	6,170	8,380
	Sacramento County Sanitation Districts Financing Authority	3.000%	12/1/34	13,000	14,537
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	2,725	3,467
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	2,725	3,539
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	4,190	5,541
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	3,400	4,577
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,343
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	6,052
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	25,000	28,027
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/21	2,725	2,785
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,281
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	10,085	11,009
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	3,058
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,795
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	3,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,468
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	4,905	5,456
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,223
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	6,435	6,878
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	2,615	3,405
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,025	1,131
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	15,090
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	2,525	2,981
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/22	680	682
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/28	1,575	1,578
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/29	1,660	1,663
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/30	1,875	1,878
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/31	1,970	1,973
[7]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.010%	3/4/21	6,045	6,045
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,179
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,175
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,404
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,167
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,164
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/21	225	231
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	242
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	390
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	542
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	667
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	1,089
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,561
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,963
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,797
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,407
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,696
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	3,076
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/37	5,880	7,186
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Bernardino City Unified School District GO	5.000%	8/1/21	1,230	1,255
[2]	San Bernardino City Unified School District GO	5.000%	8/1/22	1,525	1,629
[2]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,220
[2]	San Bernardino City Unified School District GO	5.000%	8/1/24	1,400	1,557
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	300	273
[1,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	415
[2]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	583
[2]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	441
[2]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,332
[2]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	680
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,747
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	775
[2]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,971
[2]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	1,092
[2]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	282
[2]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,310	1,458
[2]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,619
	San Bernardino Community College District GO	4.000%	8/1/34	125	146
	San Bernardino Community College District GO	4.000%	8/1/35	220	257
	San Bernardino Community College District GO	4.000%	8/1/36	255	297
	San Bernardino Community College District GO	4.000%	8/1/37	370	430
	San Bernardino Community College District GO	4.000%	8/1/38	475	551
	San Bernardino Community College District GO	4.000%	8/1/39	600	694
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	5,000	5,456
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,000	10,912
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	11,632
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	13,105
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,375	4,879
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,550	5,074
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,150	4,628
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	823
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	861
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	744
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	778
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	784
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	5,000	5,977
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	9,992
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,613
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	18,317
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,870	16,919
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	12,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	8,940	9,375
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	6,030	6,515
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	14,339
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,864
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,000	16,783
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	15,321
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	220
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	790	978
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,619
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	210	258
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,335	2,858
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,341
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	993
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,703
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,972
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,829
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,276
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,230	1,460
[6,7]	San Diego CA Community College District GO TOB VRDO	0.100%	3/4/21	3,000	3,000
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,683
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,880
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,026
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,669
[2]	San Diego CA Unified School District GO	5.500%	7/1/26	7,565	9,527
	San Diego CA Unified School District GO	0.000%	7/1/28	6,885	6,273
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,784
	San Diego CA Unified School District GO	5.000%	7/1/28	725	861
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,083
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,887
	San Diego CA Unified School District GO	5.000%	7/1/29	750	890
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	4,083
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,669
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,222
	San Diego CA Unified School District GO	0.000%	7/1/30	2,330	2,015
	San Diego CA Unified School District GO	0.000%	7/1/30	9,725	8,409
	San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,430
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,827
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,422
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,736
	San Diego CA Unified School District GO	5.000%	7/1/31	8,985	9,949
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,517

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,128
San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,672
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,253
San Diego CA Unified School District GO	5.000%	7/1/33	4,440	5,509
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	2,008
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,372
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,360
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,657
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,040
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,942
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,420
San Diego CA Unified School District GO	0.000%	7/1/36	375	272
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,952
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,553
San Diego CA Unified School District GO	4.000%	7/1/36	4,375	5,248
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	4,383
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,969
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,058
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,880
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	6,635
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	2,128
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,846
San Diego CA Unified School District GO	4.000%	7/1/39	2,000	2,352
San Diego CA Unified School District GO	5.000%	7/1/41	50	61
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,677
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,342
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,087
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,014
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	542
San Diego Community College District GO	4.000%	8/1/32	23,150	26,715
San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,384
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,115
San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,398
San Diego County CA COP	5.000%	10/15/24	2,125	2,475
San Diego County CA COP	5.000%	10/15/25	5,305	6,173
San Diego County CA COP	5.000%	10/15/26	2,590	3,011
San Diego County CA COP	5.000%	10/15/27	2,000	2,323
San Diego County CA COP	5.000%	10/15/28	1,400	1,623
San Diego County CA COP	5.000%	10/15/29	2,010	2,323
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	458
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,873
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	934
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,666
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,450	2,919
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	3,196
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,839
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	4,188

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	421
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,453
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	8,172
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	167
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,186
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,700	4,386
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	356
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	244
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,360
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	6,476
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	488
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	330	412
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,543
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,828
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	500
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	350	434
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,450
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	7,085
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	426
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	382
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,558
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	350	452
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	723
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	960
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,907
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	445
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,320	1,704
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,689
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,218
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	1,990
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	3,359
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,597
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	581
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,840	2,307
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,224
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,875	3,594
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,210
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	3,338
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	518
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	7,225
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,742
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	2,036
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	705
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,505	1,743
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,592
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	734
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,815
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	769
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,000	7,410
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	811
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	5,159
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	238
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	3/4/21	42,215	42,215
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	3/4/21	6,775	6,775
[4]	San Diego County Water Authority COP	5.250%	5/1/22	7,075	7,497
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,561
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	3,000	3,676
	San Diego County Water Authority Water Revenue	5.000%	5/1/27	1,800	2,270
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,872
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	4,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,957
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	2,163
	San Diego County Water Authority Water Revenue	5.000%	5/1/35	13,795	16,584
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/32	1,000	1,337
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/33	500	665
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/34	600	794
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/35	1,110	1,464
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/38	1,350	1,633
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	2,500	3,016
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	3,365	4,036
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/36	8,280	10,396
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/37	3,360	4,206
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	6,034
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	6,272
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	6,011
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,453
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	4,270	5,094
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	179
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,137
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,477
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	2,135	2,187
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,111
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,177
[2]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,446
	San Diego Unified School District GO	0.000%	7/1/27	1,690	1,575
	San Diego Unified School District GO, ETM	0.000%	7/1/27	1,370	1,278
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,224
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	2,111
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,910
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	2,005
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	7,425
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,000	4,822
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,600	1,923
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	2,419
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,922
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,595	3,424

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,816
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,960
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	550	648
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31	2,215	2,608
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32	1,625	1,912
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33	1,500	1,763
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,885
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,680
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,906
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,518
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,582
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	309
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	734
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	804
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	830
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	2,006
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,177
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	2,980	3,586
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,902
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	7,434
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	9,210
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,571
San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,423
San Francisco CA City & County COP	5.000%	4/1/28	465	550
San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,501
San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,582
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,601
San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,668
San Francisco CA City & County COP	4.000%	4/1/31	1,910	2,212
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,475
San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,776
San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,759
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,092
San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,857
San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,960
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,524
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,818
San Francisco CA City & County COP	4.000%	4/1/37	8,590	9,723
San Francisco CA City & County COP	4.000%	4/1/38	4,930	5,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County COP	4.000%	4/1/39	9,290	10,471
	San Francisco CA City & County COP	4.000%	4/1/40	9,660	10,846
	San Francisco CA City & County COP	4.000%	4/1/41	3,000	3,361
	San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,741
	San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,152
	San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,357
	San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,322
	San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,479
	San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,534
	San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,761
	San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,233
	San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,435
	San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,506
	San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,881
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,878
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,871
	San Francisco CA City & County GO	2.000%	6/15/32	4,610	4,705
	San Francisco CA City & County GO	4.000%	6/15/32	1,650	1,968
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,828
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,970
	San Francisco CA City & County GO	4.000%	6/15/33	200	238
	San Francisco CA City & County GO	3.000%	6/15/34	100	103
	San Francisco CA City & County GO	4.000%	6/15/34	275	325
	San Francisco CA City & County GO	3.000%	6/15/35	500	515
	San Francisco CA City & County GO	4.000%	6/15/35	200	236
[6,7]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.560%	3/4/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/21	1,165	1,203
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	1,021
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,772
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,602
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	7,150
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,145
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	6,367
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,058
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,436
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,120
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	14,919
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,813
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,651
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,225
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,225
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,134

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	9,348
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	9,906
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,758
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,281
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	100	105
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,285
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,020	3,190
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,510	3,708
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,730	6,056
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	20	21
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	4,050
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	4,260
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,476
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,937
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	5,194
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	5,462
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,918
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,836
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,669
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,941
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,363
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,130	2,486
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,240	2,614
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,520	1,774
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	35	41
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	100	117
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	25	29
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/22	6,410	6,771
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/22	1,705	1,801

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	3,335	3,676
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	6,432
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,947
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,716
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	4,142
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,501
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	7,324
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,481
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	7,625	8,044
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,685
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,268
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	9,429
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	4,790	4,826
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	6,441
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	120
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	759
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	5,310
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	12,874
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	11,398
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	9,113
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,620	13,272

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,125	9,524
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	12,462
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	6,866
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,705	1,988
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/21	5,210	5,250
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	550	555
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,150	1,159
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,200	1,210
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,179
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,173
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	7,031
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	2,152
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,255
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	10,235	10,999
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	13,170	14,149
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	14,015	15,054
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	8,325
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,610	3,877
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,562
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	11,232
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	4,442
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	156
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	11,791
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10,495	12,379
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,889
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/38	500	561
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,928

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	275	307
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,000	3,106
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	986
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	473
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,930
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,184
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	778
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	774
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	1,051
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	726
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	350
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	473
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	500	609
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	605
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	1,067
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	745	893
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	721
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,111

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	1,019
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	884
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	651
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	724
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	906
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/21	160	163
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	133
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	133
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	155
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	505
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	274
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	159
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	605
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	518
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	587
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	533
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	789
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	251
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	821
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	467
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	407
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,071
	San Francisco Community College District GO	5.000%	6/15/29	760	993
	San Francisco Community College District GO	5.000%	6/15/30	720	955
	San Francisco Community College District GO	5.000%	6/15/31	500	658
	San Francisco Community College District GO	5.000%	6/15/32	785	1,027
	San Francisco Community College District GO	4.000%	6/15/33	630	764
	San Francisco Community College District GO	4.000%	6/15/34	595	718
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,736
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,161
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,377
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,313
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/24	1,640	1,866
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,264
	San Francisco Unified School District GO	5.000%	6/15/27	6,475	7,425
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	11,648
	San Francisco Unified School District GO	4.000%	6/15/32	5,300	5,539
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,695
	San Francisco Unified School District GO	4.250%	6/15/33	4,000	4,193
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,340
	San Francisco Unified School District GO	4.000%	6/15/36	2,500	2,915
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	11,820
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	9,537
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	9,511
[2]	San Jacinto Unified School District COP	5.000%	9/1/21	850	870
[2]	San Jacinto Unified School District COP	5.000%	9/1/23	470	524
[2]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,625
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,798
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,956
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	2,142
	San Joaquin County Transportation Authority Sales Tax Revenue	4.000%	3/1/21	710	710
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/22	320	336
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	7,115	8,647
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,800
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,951
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	4,725	5,942
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/38	3,385	4,225
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	580	576
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,826
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	89
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	12,510	14,308
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	40
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	160	123
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	4,460	5,030
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	84
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,918
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,443
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.125%	5/1/31	5,000	5,028
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	734
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	850
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	845
	San Jose Evergreen Community College District GO	4.000%	9/1/32	900	1,079
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	1,010
	San Jose Evergreen Community College District GO	3.000%	9/1/36	1,700	1,853
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,435
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,501
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,000	1,162
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	7,595	7,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,736
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	5,000	5,538
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,737
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,436
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,420	3,002
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	300	368
	San Jose Unified School District GO	5.000%	8/1/22	500	534
	San Jose Unified School District GO	5.000%	8/1/26	775	958
	San Jose Unified School District GO	5.000%	8/1/27	780	991
[2]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,630
[2]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,563
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,840
	San Juan Unified School District GO	3.000%	8/1/27	6,670	7,588
	San Juan Unified School District GO	4.000%	8/1/28	1,765	2,150
	San Juan Unified School District GO	4.000%	8/1/29	3,370	4,163
	San Juan Unified School District GO	4.000%	8/1/29	1,015	1,227
	San Juan Unified School District GO	4.000%	8/1/30	700	841
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,730
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,197
	San Juan Unified School District GO	4.000%	8/1/32	1,250	1,489
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,825
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,968
[1]	San Leandro Unified School District GO	4.000%	8/1/27	150	178
[1]	San Leandro Unified School District GO	4.000%	8/1/28	200	240
[1]	San Leandro Unified School District GO	4.000%	8/1/29	375	448
[1]	San Leandro Unified School District GO	4.000%	8/1/30	355	422
[1]	San Leandro Unified School District GO	4.000%	8/1/31	400	473
[1]	San Leandro Unified School District GO	4.000%	8/1/32	525	618
[1]	San Leandro Unified School District GO	4.000%	8/1/33	400	469
[1]	San Leandro Unified School District GO	4.000%	8/1/34	670	783
[1]	San Leandro Unified School District GO	4.000%	8/1/35	275	321
[1]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,430
[1]	San Leandro Unified School District GO	4.000%	8/1/37	905	1,049
[1]	San Leandro Unified School District GO	4.000%	8/1/38	810	936
[1]	San Leandro Unified School District GO	4.000%	8/1/39	400	461
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	855	935
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	970	1,061
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	500	547
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,171
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	600	656
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	3,053
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	930
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	756
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,079
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	904
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,274
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	1,020
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,359
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,191
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,575
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	2,074
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,210
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,698
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	5,051
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,648
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,499
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	2,000
	San Marcos Unified School District GO	4.000%	8/1/32	300	352
	San Marcos Unified School District GO	5.000%	8/1/34	3,545	4,330
	San Marcos Unified School District GO	5.000%	8/1/35	4,000	4,874
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	4,101
	San Marcos Unified School District GO	4.000%	8/1/37	4,015	4,582
	San Marcos Unified School District GO	4.000%	8/1/38	9,140	10,407
[4]	San Mateo County Community College District GO	0.000%	9/1/21	4,645	4,641
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,655
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,773
[4]	San Mateo County Community College District GO	0.000%	9/1/25	4,000	3,877
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,740	4,964
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	3,149
	San Mateo County Community College District GO	5.000%	9/1/36	1,000	1,289
	San Mateo County Community College District GO	5.000%	9/1/37	1,000	1,284
	San Mateo County Community College District GO	5.000%	9/1/38	750	959
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/21	1,385	1,402
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	629
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	854
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,611
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.010%	3/1/21	19,125	19,125
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,821
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	693
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	634
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	840	1,089
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,830
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,450	1,868
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	3,256
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,501
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/21	1,035	1,050
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,422
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,809
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	5,128
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,686
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,338
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,288
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	6,038
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	7,491
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	7,911
	San Mateo Union High School District GO	0.000%	9/1/24	2,665	2,534
	San Mateo Union High School District GO	4.000%	9/1/32	3,155	3,581
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	4,103
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,260
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,829
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,594
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,468
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	810
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,438
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	800
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,057
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,376
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,997
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	2,090
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,548
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	393
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,125
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,676
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,278
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,283
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	1,066
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,542
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,690
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,628
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	347
	San Rafael City Elementary School District GO	3.000%	8/1/35	1,210	1,285
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	871
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	972
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,551
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,596
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,772
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,839
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,918
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,319
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,319
	San Ramon Valley CA Unified School District GO	4.000%	8/1/32	2,000	2,259
	San Ramon Valley Fire Protection District COP	4.000%	8/1/22	85	90
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	108
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	128
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	113
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	116
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	117
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	136
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	119
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	126
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	238
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	148
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	135	159
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	305
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	616
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	348
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	274
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	830
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	344
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	100	107
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	214
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	214
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	320	343
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,433
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/21	125	128
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/22	100	107
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/23	100	111
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/24	130	151
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/26	200	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/27	250	318
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/28	275	331
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/29	350	418
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/30	500	593
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/31	500	590
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/32	500	586
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/33	880	1,023
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,334
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,238
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	1,037
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	356
	Santa Clara CA Electric Power & Light Revenue, Prere.	5.000%	7/1/21	1,000	1,016
	Santa Clara CA Electric Power & Light Revenue, Prere.	5.250%	7/1/21	2,525	2,567
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	5,037
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,549
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,581
	Santa Clara County CA GO	3.500%	8/1/38	160	163
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	6,060	6,414
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	4,090	4,329
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,704
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	8,035
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	8,357
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	11,190	11,789
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	8,665	9,108
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	2,181
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	2,166
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	2,150
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	2,144
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	2,124
	Santa Clara County GO	5.000%	8/1/28	8,830	9,418
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,193
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	4,143
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,707
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	9,544
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	10,155
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,171
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,738
	Santa Clara Unified School District GO	4.000%	7/1/33	8,750	10,021
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,823
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,553
	Santa Clara Unified School District GO	3.000%	7/1/37	6,545	6,937
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,411
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	3/1/21	2,000	2,000
[7]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	3/4/21	14,700	14,700
	Santa Clara Valley Water District COP	5.000%	6/1/21	525	531
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	583
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	358
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,639
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,571
	Santa Clarita Community College District GO	3.000%	8/1/33	350	381
	Santa Clarita Community College District GO	3.000%	8/1/34	450	488
	Santa Clarita Community College District GO	3.000%	8/1/35	700	756
	Santa Clarita Community College District GO	3.000%	8/1/37	800	858
	Santa Clarita Community College District GO	3.000%	8/1/38	750	803
	Santa Clarita Community College District GO	3.000%	8/1/39	900	961
	Santa Clarita Community College District GO	3.000%	8/1/40	800	852
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,827
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	417
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	376
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	435
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	448
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	252
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	404
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	560
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/33	365	443
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/34	700	845
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/36	800	881
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/38	875	948
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/39	900	972
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/40	700	750
	Santa Monica Community College District GO	0.000%	8/1/24	4,500	4,391
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,420
	Santa Monica Community College District GO	5.000%	8/1/30	500	642
	Santa Monica Community College District GO	5.000%	8/1/31	600	766
	Santa Monica Community College District GO	5.000%	8/1/32	535	679
	Santa Monica Community College District GO	4.000%	8/1/33	500	594
	Santa Monica Community College District GO	4.000%	8/1/34	655	776
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,000	2,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,884
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,947
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	121
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	180
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	200	238
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	411
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	582
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	335	388
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	715
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	500	575
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	861
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/40	500	571
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	456
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	568
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	314
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	438
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/31	1,600	1,816
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/31	125	142
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	312
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	312
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/33	1,150	1,300
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	391
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	434
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	501
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	540
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/21	1,300	1,331
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,249
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	975
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,133
[2,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,931
[2]	Santa Rosa High School District GO	5.000%	8/1/28	500	614
[2]	Santa Rosa High School District GO	5.000%	8/1/30	800	978
[2]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,328
[2]	Santa Rosa High School District GO	5.000%	8/1/34	965	1,164
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	902
	Santee CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21	600	609
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	607
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/21	100	102
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/22	100	105
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/24	180	198
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/26	690	780
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/30	500	579
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	600	685
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/40	700	789
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/41	275	309
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sequoia Union High School District GO	4.000%	7/1/43	32,370	35,195
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	373
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	341
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	804
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,145
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	225	227
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	240
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	278
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	526
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	324
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	341
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	820
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	795
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/21	725	740
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/28	1,000	1,192
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/35	1,000	1,176
	Simi Valley Unified School District GO	5.000%	8/1/21	1,220	1,245
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,603
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	3,992
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,841
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,496
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,702
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,266
	Simi Valley Unified School District GO	4.000%	8/1/32	200	235
	Simi Valley Unified School District GO	4.000%	8/1/33	175	205
	Simi Valley Unified School District GO	3.000%	8/1/34	320	343
	Simi Valley Unified School District GO	3.000%	8/1/35	525	561
	Simi Valley Unified School District GO	3.000%	8/1/36	750	798
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,439
	Simi Valley Unified School District GO	3.000%	8/1/37	500	530
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,528
	Simi Valley Unified School District GO	4.000%	8/1/38	350	404
	Simi Valley Unified School District GO	4.000%	8/1/39	365	421
[2]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	423
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,246
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	2,655	2,810
[4]	Solano County Community College District GO	0.000%	8/1/21	985	984
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,120	2,116
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	1,125
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,733
	Sonoma Valley Unified School District GO	5.000%	8/1/32	1,250	1,475
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	550	577
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,234
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	13
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	397
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	20
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	616
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	39
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,145
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	59
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,639
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	99
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,700
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	118
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	3,155
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,043
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,302
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	430
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/35	700	835
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	647
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	1,011
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/39	600	695
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	807
	South San Francisco Unified School District GO	4.000%	9/1/33	6,330	7,149
	South San Francisco Unified School District GO	5.000%	9/1/40	150	175
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	3,600	4,068
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	7,950
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	2,037
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/21	450	457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	5,605	6,571
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	13,690
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,846
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	8,470	9,887
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,205
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), ETM	5.000%	7/1/21	550	559
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	4,000	4,065
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	2,375	2,413
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,675	1,702
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,250	1,270
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,000	1,016
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	392
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	440
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	752
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	430	564
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	534
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	325	434
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	500	664
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,110
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/36	800	1,045
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/37	1,000	1,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,533
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	730
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	858
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,428
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,860	4,960
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,622
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,725	2,303
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,630	2,175
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,400	1,858
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,625
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,395
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/22	500	541
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	6,239
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,835
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	8,438
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	5,228
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,315	2,914
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	345	440
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	7,435	9,941
[7]	Southern California Public Power Authority Natural Gas Revenue VRDO	0.010%	3/1/21	17,130	17,130
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/22	900	962
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/23	1,370	1,527
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/26	750	895
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,460	1,740
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/29	1,500	1,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/30	1,120	1,327
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/31	1,470	1,735
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/32	2,410	2,843
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/33	2,325	2,739
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/34	4,825	5,675
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/35	2,840	3,334
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/36	3,000	3,514
	Southwestern Community College District GO	0.000%	8/1/24	750	731
	Southwestern Community College District GO	0.000%	8/1/25	1,090	1,035
	Southwestern Community College District GO	0.000%	8/1/26	2,000	1,817
	Southwestern Community College District GO	0.000%	8/1/27	2,000	1,731
	Southwestern Community College District GO	0.000%	8/1/28	2,535	2,082
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,227
	Southwestern Community College District GO	5.000%	8/1/29	300	377
	Southwestern Community College District GO	5.000%	8/1/30	300	374
	Southwestern Community College District GO	4.000%	8/1/31	300	354
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,148
	Southwestern Community College District GO	4.000%	8/1/32	250	293
	Southwestern Community College District GO	4.000%	8/1/33	300	349
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,997
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,695
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,378
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,589
	Southwestern Community College District GO	4.000%	8/1/37	2,385	2,731
	Southwestern Community College District GO	4.000%	8/1/37	730	850
	Southwestern Community College District GO	4.000%	8/1/38	1,750	1,999
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,290
	Southwestern Community College District GO	4.000%	8/1/39	1,745	2,023
	Southwestern Community College District GO	4.000%	8/1/40	1,890	2,186
[9]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,814
	State Center Community College District GO	5.000%	8/1/27	635	805
	State Center Community College District GO	4.000%	8/1/34	1,000	1,154
	State Center Community College District GO	4.000%	8/1/36	1,045	1,200
	State Center Community College District GO	4.000%	8/1/37	1,025	1,174
	State Center Community College District GO	3.000%	8/1/40	5,000	5,410
	Stockton Public Financing Authority Lease (Non-Terminable) Revenue BAN	1.400%	6/1/22	17,500	17,542
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/23	725	808
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/24	900	1,038
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/25	1,000	1,190
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/26	1,000	1,221
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/27	2,200	2,750
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/28	1,815	2,308
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/29	1,540	1,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/30	1,765	2,213
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/32	1,635	2,032
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/33	1,290	1,597
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/34	1,590	1,963
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/35	1,550	1,908
[1]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,730	1,975
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,068
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,128
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,151
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,433
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,573
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,427
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,524
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,200
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/21	450	458
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	1,000
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	716
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,215
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,255
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,360
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,151
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,600	1,916
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,782
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,367
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,319
	Stockton Unified School District GO	5.000%	8/1/21	2,185	2,229
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,831
[2]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,176
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,271
[2]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,663
[1]	Stockton Unified School District GO	5.000%	8/1/24	100	114
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	676
[1]	Stockton Unified School District GO	5.000%	8/1/27	225	279
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,137
[1]	Stockton Unified School District GO	5.000%	8/1/28	885	1,119
[1]	Stockton Unified School District GO	5.000%	8/1/29	600	682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stockton Unified School District GO	5.000%	8/1/29	805	1,020
[2]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,146
[1]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,768
[1]	Stockton Unified School District GO	5.000%	8/1/30	130	164
[1]	Stockton Unified School District GO	5.000%	8/1/31	1,875	2,131
[1]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,340
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	484
[1]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,554
[1]	Stockton Unified School District GO	3.250%	8/1/34	630	666
[1]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,387
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,237
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,150
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,463
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,557
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,462
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,570
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,137
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,288
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,572
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,362
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,561
[1]	Sutter Union High School District GO	3.000%	8/1/38	735	757
[2]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,546
	Sweetwater Union High School District GO	3.000%	8/1/23	815	854
[1]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,202
	Sweetwater Union High School District GO	3.000%	8/1/24	300	319
[1]	Sweetwater Union High School District GO	5.000%	8/1/24	1,255	1,431
	Sweetwater Union High School District GO	3.000%	8/1/25	455	490
	Sweetwater Union High School District GO	4.000%	8/1/27	250	281
[1]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,916
[1]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	9,024
	Sweetwater Union High School District GO	5.000%	8/1/31	625	719
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,700
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	391
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	214
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	185	225
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	390	474
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	480	583
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	475	576
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	218
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	175	211
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	271
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	295
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	583
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/37	310	350
[1]	Tahoe-Truckee Unified School District COP	3.000%	6/1/38	1,485	1,551
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/39	260	292
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	406
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,538
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	862
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,567
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,998
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,146
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,440	1,758
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,250
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	530	661
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	617
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	657
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,219
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	953
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,992
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	2,054
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	3,147
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,310
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,804
[1]	Temecula Valley Unified School District GO	4.300%	8/1/32	2,000	2,210
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.450%	6/1/30	750	732
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,550	2,051
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,617
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,250	1,512
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,550	1,858
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,750	2,084
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,058
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,203
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,283
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,213
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,500	1,904
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	2.250%	6/1/29	575	579
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,940
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,722
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,285
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,558
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,822
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,265
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,260
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,513
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	123
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	151
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	173
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	203
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	232
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	261
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	296
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	330
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	362
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,366
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,490
	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	918
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	443
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	459
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,137
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	709
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	729
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	763
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	906
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	641
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	765
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	634
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	631
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	755
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	878
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,246
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,242
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,239
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,439
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	2,505	2,512
[2]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,698
[2]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,128
[2]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,406
[2]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,560
[2]	Tulare CA Sewer Revenue	4.000%	11/15/40	1,200	1,341
[2]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	1,114
[1]	Tulare Local Health Care District GO	4.000%	8/1/21	300	304
[1]	Tulare Local Health Care District GO	4.000%	8/1/22	400	420
[1]	Tulare Local Health Care District GO	4.000%	8/1/23	720	778
[1]	Tulare Local Health Care District GO	4.000%	8/1/24	405	449
[1]	Tulare Local Health Care District GO	4.000%	8/1/25	455	515
[1]	Tulare Local Health Care District GO	4.000%	8/1/26	515	593
[1]	Tulare Local Health Care District GO	4.000%	8/1/27	580	677
[1]	Tulare Local Health Care District GO	4.000%	8/1/28	435	514
[1]	Tulare Local Health Care District GO	4.000%	8/1/29	735	877
[1]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,588
[1]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,642
[1]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,428
[1]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,739
[1]	Tulare Local Health Care District GO	4.000%	8/1/39	4,795	5,554
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/35	685	886
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,752
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	1,465	1,888
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	3,500	4,512
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,790
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	1,285	1,650
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/38	705	903
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/39	655	836
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,158
	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,237
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,477
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	833
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	835	956
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	3,328
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,703
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,569
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	4,198
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	4,027
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	550	561
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	850	867
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	549
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	666
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,012
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	2,142
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,598
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,519
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,461
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,166
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,172
	Union Elementary School District GO	0.000%	9/1/29	110	97
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/32	800	982
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/33	1,030	1,251
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/35	235	281
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/37	540	636
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/39	650	760
	United Water Conservation District COP	5.000%	10/1/27	700	879
	United Water Conservation District COP	5.000%	10/1/28	740	947
	United Water Conservation District COP	5.000%	10/1/29	785	1,021
	United Water Conservation District COP	5.000%	10/1/30	835	1,104
	United Water Conservation District COP	5.000%	10/1/31	855	1,120
	United Water Conservation District COP	5.000%	10/1/32	875	1,139
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,268
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,301
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,352
	United Water Conservation District COP	4.000%	10/1/36	935	1,087
	United Water Conservation District COP	4.000%	10/1/37	980	1,135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Water Conservation District COP	4.000%	10/1/38	1,010	1,167
United Water Conservation District COP	4.000%	10/1/39	1,055	1,215
United Water Conservation District COP	4.000%	10/1/40	625	718
University of California College & University Revenue	5.000%	5/15/24	690	790
University of California College & University Revenue	5.000%	5/15/25	9,240	10,952
University of California College & University Revenue	4.000%	5/15/27	3,820	4,562
University of California College & University Revenue	5.000%	5/15/27	7,075	8,383
University of California College & University Revenue	4.000%	5/15/28	9,030	11,006
University of California College & University Revenue	4.000%	5/15/28	7,110	8,639
University of California College & University Revenue	5.000%	5/15/28	9,265	10,960
University of California College & University Revenue	5.000%	5/15/28	7,110	8,395
University of California College & University Revenue	4.000%	5/15/30	7,535	9,047
University of California College & University Revenue	4.000%	5/15/30	7,705	9,221
University of California College & University Revenue	5.000%	5/15/30	3,515	3,867
University of California College & University Revenue	5.000%	5/15/30	1,195	1,446
University of California College & University Revenue	4.000%	5/15/31	5,270	6,260
University of California College & University Revenue	5.000%	5/15/31	2,315	2,727
University of California College & University Revenue	5.000%	5/15/31	15,095	18,673
University of California College & University Revenue	5.000%	5/15/31	9,010	10,634
University of California College & University Revenue	5.000%	5/15/32	3,250	4,099
University of California College & University Revenue	5.250%	5/15/32	5,000	5,729
University of California College & University Revenue	4.000%	5/15/33	17,715	20,554
University of California College & University Revenue	5.000%	5/15/33	15,470	16,998
University of California College & University Revenue	5.000%	5/15/33	6,760	8,494
University of California College & University Revenue	5.000%	5/15/33	12,095	14,816
University of California College & University Revenue	5.000%	5/15/33	5,415	5,950
University of California College & University Revenue	5.000%	5/15/33	5,025	6,058
University of California College & University Revenue	5.000%	5/15/33	6,995	8,243
University of California College & University Revenue	4.000%	5/15/34	10,620	12,286
University of California College & University Revenue	4.000%	5/15/34	10,000	10,935
University of California College & University Revenue	5.000%	5/15/34	15,905	17,468
University of California College & University Revenue	5.000%	5/15/34	12,800	15,635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/34	3,955	4,764
University of California College & University Revenue	5.000%	5/15/34	6,395	7,833
University of California College & University Revenue	5.000%	5/15/34	1,525	1,912
University of California College & University Revenue	4.000%	5/15/35	5,790	6,684
University of California College & University Revenue	5.000%	5/15/35	11,290	13,762
University of California College & University Revenue	5.000%	5/15/35	2,060	2,479
University of California College & University Revenue	5.000%	5/15/35	5,160	6,307
University of California College & University Revenue	5.000%	5/15/35	4,210	5,267
University of California College & University Revenue	5.000%	5/15/35	625	800
University of California College & University Revenue	5.000%	5/15/35	10,000	13,105
University of California College & University Revenue	5.000%	5/15/35	4,145	5,436
University of California College & University Revenue	4.000%	5/15/36	4,000	4,773
University of California College & University Revenue	5.000%	5/15/36	5,425	6,522
University of California College & University Revenue	5.000%	5/15/36	4,295	5,357
University of California College & University Revenue	5.000%	5/15/36	15,040	18,283
University of California College & University Revenue	5.000%	5/15/36	4,500	4,938
University of California College & University Revenue	5.000%	5/15/36	1,250	1,594
University of California College & University Revenue	5.000%	5/15/36	3,050	3,982
University of California College & University Revenue	4.000%	5/15/37	14,400	17,263
University of California College & University Revenue	4.000%	5/15/37	4,000	4,741
University of California College & University Revenue	5.000%	5/15/37	5,240	6,495
University of California College & University Revenue	5.000%	5/15/37	9,530	11,586
University of California College & University Revenue	5.000%	5/15/37	11,710	14,236
University of California College & University Revenue	5.000%	5/15/37	14,620	18,179
University of California College & University Revenue	5.000%	5/15/37	200	239
University of California College & University Revenue	4.000%	5/15/38	4,545	5,355
University of California College & University Revenue	5.000%	5/15/38	5,065	6,263
University of California College & University Revenue	5.000%	5/15/38	19,090	23,678
University of California College & University Revenue	5.000%	5/15/38	4,355	5,519
University of California College & University Revenue	5.000%	5/15/38	10,065	13,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/39	5,145	6,027
	University of California College & University Revenue	5.000%	5/15/39	2,345	2,964
	University of California College & University Revenue	5.000%	5/15/39	10,000	12,929
	University of California College & University Revenue	4.000%	5/15/40	24,275	28,853
[10]	University of California College & University Revenue	4.000%	5/15/40	3,000	3,608
	University of California College & University Revenue	4.000%	5/15/40	5,000	5,846
	University of California College & University Revenue	5.000%	5/15/40	135	170
[10]	University of California College & University Revenue	4.000%	5/15/41	2,000	2,399
	University of California College & University Revenue	4.000%	5/15/41	5,000	5,831
	University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	6,540	6,921
	University of California College & University Revenue (Unrefunded-Limited Project)	5.000%	5/15/32	7,490	7,907
	University of California College & University Revenue PUT	1.400%	5/15/21	5,050	5,063
	University of California College & University Revenue PUT	5.000%	5/15/23	50,595	55,745
[6,7]	University of California College & University Revenue TOB VRDO	0.160%	3/4/21	33,690	33,690
	University of California College & University Revenue VRDO	0.010%	3/1/21	21,600	21,600
	University of California College & University Revenue VRDO	0.010%	3/1/21	13,400	13,400
	University of California College & University Revenue VRDO	0.020%	3/1/21	24,800	24,800
	University of California College & University Revenue, Prere.	5.000%	5/15/21	4,675	4,720
	University of California College & University Revenue, Prere.	5.000%	5/15/21	5,005	5,054
	University of California College & University Revenue, Prere.	5.000%	5/15/23	650	717
	University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	5,179
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,876
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	11,415
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	10,015	11,695
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	6,010
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	10,071
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	14,437

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	16,664
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,891
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	11,527
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	500	561
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	12,825	12,825
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	17,730	17,730
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	10,000	10,000
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	12,400	12,400
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	13,555	13,555
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	16,498
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,521
Upland CA COP	5.000%	1/1/22	925	957
Upland CA COP	5.000%	1/1/23	900	967
Upland CA COP	5.000%	1/1/25	1,060	1,208
Upland CA COP	5.000%	1/1/26	500	585
Upland CA COP	5.000%	1/1/27	2,210	2,646
Upland CA COP	5.000%	1/1/28	2,030	2,463
Upland CA COP	5.000%	1/1/29	815	975
Upland CA COP	5.000%	1/1/30	1,450	1,719
Upland CA COP	5.000%	1/1/31	1,465	1,729
Upland CA COP	5.000%	1/1/33	1,710	2,003
Upland CA COP	5.000%	1/1/34	1,500	1,751
Upland CA COP	4.000%	1/1/35	2,025	2,194
Upland CA COP	4.000%	1/1/36	1,000	1,080
Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,170
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/36	400	502
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/37	420	526
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/38	800	1,000
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/39	1,000	1,247
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/40	1,000	1,244
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	418
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	319
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	709
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	839
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	673
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,525
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	639
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	957
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,517
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,588
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,662
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,360
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,355
	Vacaville Unified School District GO	4.000%	8/1/34	100	118
	Vacaville Unified School District GO	4.000%	8/1/35	200	234
	Vacaville Unified School District GO	4.000%	8/1/36	300	351
	Vacaville Unified School District GO	4.000%	8/1/37	300	349
	Vacaville Unified School District GO	4.000%	8/1/39	500	580
	Vacaville Unified School District GO	4.000%	8/1/40	500	578
[2]	Val Verde Unified School District COP	5.000%	3/1/25	250	290
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	310
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	335
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	348
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	555
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	1,040
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,233
[1]	Val Verde Unified School District GO	3.000%	8/1/21	250	253
[1]	Val Verde Unified School District GO	4.000%	8/1/21	570	579
[1]	Val Verde Unified School District GO	3.000%	8/1/22	250	260
[1]	Val Verde Unified School District GO	4.000%	8/1/22	500	526
[1]	Val Verde Unified School District GO	4.000%	8/1/23	450	488
[1]	Val Verde Unified School District GO	4.000%	8/1/27	120	142
[1]	Val Verde Unified School District GO	4.000%	8/1/28	115	138
[1]	Val Verde Unified School District GO	3.000%	8/1/30	220	242
[1]	Val Verde Unified School District GO	4.000%	8/1/30	125	148
[1]	Val Verde Unified School District GO	4.000%	8/1/31	100	118
[1]	Val Verde Unified School District GO	4.000%	8/1/33	300	352
[1]	Val Verde Unified School District GO	4.000%	8/1/33	140	164
[1]	Val Verde Unified School District GO	4.000%	8/1/35	250	292
[1]	Val Verde Unified School District GO	4.000%	8/1/36	150	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Val Verde Unified School District GO	4.000%	8/1/37	200	232
[1]	Val Verde Unified School District GO	4.000%	8/1/37	250	290
[1]	Val Verde Unified School District GO	4.000%	8/1/38	275	318
[1]	Val Verde Unified School District GO	4.000%	8/1/39	300	346
[1]	Val Verde Unified School District GO	4.000%	8/1/40	225	259
[1]	Val Verde Unified School District GO	4.000%	8/1/40	250	288
[1]	Vallejo CA Water Revenue	4.000%	5/1/28	250	302
[1]	Vallejo CA Water Revenue	4.000%	5/1/29	150	183
[1]	Vallejo CA Water Revenue	4.000%	5/1/30	150	185
[1]	Vallejo CA Water Revenue	4.000%	5/1/31	200	249
[1]	Vallejo CA Water Revenue	4.000%	5/1/32	175	216
[1]	Vallejo CA Water Revenue	4.000%	5/1/33	150	185
[1]	Vallejo CA Water Revenue	4.000%	5/1/34	250	305
[1]	Vallejo CA Water Revenue	4.000%	5/1/35	250	304
[1]	Vallejo CA Water Revenue	4.000%	5/1/36	240	291
[1]	Vallejo CA Water Revenue	4.000%	5/1/37	400	483
[1]	Vallejo CA Water Revenue	4.000%	5/1/38	500	600
[1]	Vallejo CA Water Revenue	4.000%	5/1/39	650	776
[1]	Vallejo CA Water Revenue	4.000%	5/1/40	350	417
[1]	Vallejo CA Water Revenue	4.000%	5/1/41	500	594
	Ventura County Community College District GO	0.000%	8/1/28	15,000	13,572
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,297
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,081
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,351
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,162
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,871
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,996
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	2,094
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,237
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,225
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,221
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	882
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,929
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/21	340	343
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/22	470	496
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	7,009
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	265	271
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	358
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	444
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	673
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,757
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,385
	Vista Unified School District GO, Prere.	5.000%	8/1/22	5,000	5,342
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/35	2,205	2,829
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/36	2,805	3,584
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,141
	Washington Township Health Care District GO	5.000%	8/1/23	170	188
	Washington Township Health Care District GO	4.000%	8/1/24	625	694
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,680
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,687
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,210
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	355
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	705	715
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,085	1,100
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	563
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	766
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	615	649
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	438
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	624
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	958
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	421
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	846
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	688
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	756
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	725
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	897
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	897
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	521
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	1,037
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	929
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,504
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	906
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	519
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	912
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	483
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	918
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,199
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,390
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	937
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	496
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,829
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	944
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,642
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	615	646
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	467
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,741
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,102
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,740
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	606
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,920
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,472
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,195	2,258
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,970	3,248
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	625	683
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	700
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,444
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	2,224
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	591
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	754
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	750	751
	West Basin CA Municipal Water District Water Revenue	5.000%	8/1/22	2,010	2,148
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	335
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	335
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	303
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	286
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	466
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	6,340
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	720
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	414
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	527
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,706
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	528
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	600
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,735
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	751
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	733
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,228
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	770
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	819
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,864
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,216
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	1,034
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,415
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,474
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,851
	West Contra Costa Unified School District GO	5.000%	8/1/32	5,560	6,266
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	2,124
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,036
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	766
[2,14]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,610
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	1,082
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,369
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,677
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	1,064
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,186
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	140	104
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,695	1,820
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,933
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,333
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,242
[2]	West Contra Costa Unified School District GO	3.000%	8/1/35	1,000	1,070
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,622
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,159
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	970
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	796
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	693
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	735
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	696
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	732
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	727
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	727
	West Contra Costa Unified School District GO	5.000%	8/1/40	255	293
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	519
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	1,007
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	2,181
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	1,133
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,862
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	622
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,000	1,235
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	237
	West Valley-Mission Community College District GO	4.000%	8/1/34	625	748
	West Valley-Mission Community College District GO	4.000%	8/1/35	700	833
	West Valley-Mission Community College District GO	4.000%	8/1/36	1,500	1,779
	West Valley-Mission Community College District GO	4.000%	8/1/38	1,800	2,122
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,300	1,708
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	3,000	3,929
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	3,000	3,907
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	3,100	4,026
[7]	Western Municipal Water District Facilities Authority Water Revenue VRDO	0.010%	3/4/21	4,650	4,650
[2]	Western Placer Unified School District COP	3.000%	8/1/21	325	328
[2]	Western Placer Unified School District COP	3.000%	8/1/23	600	636
	Western Placer Unified School District GO	5.000%	8/1/28	200	243
	Western Placer Unified School District GO	5.000%	8/1/29	200	245
	Western Placer Unified School District GO	5.000%	8/1/30	380	464
[1]	Western Placer Unified School District GO	4.000%	8/1/31	885	1,044
[1]	Western Placer Unified School District GO	4.000%	8/1/31	755	890
	Western Placer Unified School District GO	5.000%	8/1/31	565	687
[1]	Western Placer Unified School District GO	4.000%	8/1/32	920	1,078
[1]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,143
[1]	Western Placer Unified School District GO	4.000%	8/1/34	545	629
[1]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,178
[1]	Western Placer Unified School District GO	4.000%	8/1/35	630	724
[1]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,224
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/22	340	358
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	136
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	429
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	342
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	524
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	533
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	282
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	486
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	502
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	273
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	497
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	595
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	356
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	651
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	589
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	623
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,355
[2]	Westlands Water District Water Revenue	5.000%	9/1/21	765	783
[2]	Westlands Water District Water Revenue	5.000%	9/1/22	765	820
[2]	Westlands Water District Water Revenue	5.000%	9/1/24	1,000	1,072
[2]	Westlands Water District Water Revenue	5.000%	9/1/25	1,250	1,339
	William S Hart Union High School District GO	0.000%	8/1/33	570	441
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,835	1,969
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,085	1,164
	Wiseburn School District GO	4.125%	8/1/33	2,045	2,129
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,123
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,222
					18,259,379
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	400	406
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	661
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,290
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,580
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,872
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,651
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,456
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	1,125	1,158
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	1,500	1,602
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/42	285	291
	Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	2,550	2,607
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,710
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	2,027
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,621
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	2,002
					32,934
Multiple States (0.1%)
[6,13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	17,000	16,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	3,368	3,165
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	6,858
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	9,218
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	2,201
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	42,700	45,824
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,782	6,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	355	386
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	705	767
				74,624
Total Tax-Exempt Municipal Bonds (Cost $17,499,482)				18,383,749
Total Investments (100.8%) (Cost $17,499,482)				18,383,749
Other Assets and Liabilities—Net (-0.8%)				(154,334)
Net Assets (100%)				18,229,415
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $3,134,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $371,142,000, representing 2.0% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Step bond.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	2,893	358,642	(2,787)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(433)	(81,864)	469
				(2,318)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	18,383,749	—	18,383,749
Derivative Financial Instruments
Assets
Futures Contracts[1]	469	—	—	469
Liabilities
Futures Contracts[1]	2,787	—	—	2,787
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.